                                                   Registration No. 333-________

    As filed with the Securities and Exchange Commission on January 12, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] PRE-EFFECTIVE AMENDMENT NO. ___

                      [ ] POST-EFFECTIVE AMENDMENT NO. ___

                               JOHN HANCOCK TRUST
               (Exact Name of Registrant as Specified in Charter)

                               601 Congress Street
                           Boston, Massachusetts 02210
                    (Address of Principal Executive Offices)

                                  617-663-3000
                  (Registrant's Area Code and Telephone Number)

                               Thomas M. Kinzler
                                    Secretary
                               John Hancock Trust
                               601 Congress Street
                           Boston, Massachusetts 02210
                     (Name and Address of Agent for Service)

                                   Copies to:

                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                               1300 I Street, N.W.
                                 Suite 300 West
                             Washington, D.C. 20005

     Title of securities being registered: shares of beneficial interest ($.01 par value) of the Registrant.

     Approximate date of proposed public offering: as soon as practicable after this Registration Statement becomes effective.

     No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

     It is proposed that this filing become effective on February 11, 2007 pursuant to Rule 488.

                                     PART A

                           INFORMATION REQUIRED IN THE
                           PROXY STATEMENT/PROSPECTUS

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                                                               February 23, 2007

Dear Variable Annuity and Variable Life Contract Owners:

     A Special Meeting of Shareholders of the Strategic Opportunities Trust, one of the separate series or portfolios of John Hancock Trust (the "Trust"), will be held at 601 Congress Street, Boston, Massachusetts 02210, on APRIL 12, 2007 AT 10:00 A.M., EASTERN TIME (the "Meeting").

     At the Meeting, shareholders of the Strategic Opportunities Trust (the "Acquired Portfolio") will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of the Acquired Portfolio into another portfolio of the Trust, the Large Cap Trust (the "Acquiring Portfolio") (the "Reorganization").

     Under the Plan: (i) the Acquiring Portfolio will acquire all the assets, subject to all the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the shares of the Acquiring Portfolio will be distributed to the shareholders of the Acquired Portfolio; and (iii) the Acquired Portfolio will liquidate and terminate. As a result, each shareholder of the Acquired Portfolio will become a shareholder of the Acquiring Portfolio. The total value of all shares of the Acquiring Portfolio issued in the Reorganization will equal the total value of the net assets of the Acquired Portfolio. The number of full and fractional shares of the Acquiring Portfolio received by a shareholder of the Acquired Portfolio will be equal in value to the value of that shareholder's shares of the Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization. Holders of Series I, Series II and NAV shares of the Acquired Portfolio will receive, respectively, Series I, Series II and NAV shares of the Acquiring Portfolio. If approved by shareholders of the Acquired Portfolio, the Reorganization is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on April 27, 2007. All share classes of the Acquired Portfolio will vote in the aggregate and not by class with respect to the proposed Reorganization.

     The Board of Trustees of the Trust has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Portfolio. As a result of the Reorganization, shareholders whose assets are invested in the Acquired Portfolio will be able to pursue substantially similar investment objectives and principal strategies as shareholders of the Acquiring Portfolio. The Acquired and Acquiring Portfolios have the same subadviser, UBS Global Asset Management (Americas) Inc. ("UBS"), and the same advisory fee rates, and the Acquiring Portfolio has outperformed the Acquired Portfolio for the year ended December 31, 2006 and has outperformed its benchmark index and peer group since its inception in May 2005. In addition, the combined Portfolio will have a larger asset base and improved prospects for growth, efficient management and attendant reductions in overall expenses.

     The value of your investment will not be affected by the Reorganization. Furthermore, in the opinion of legal counsel, the Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes, in which case no gain or loss will be recognized by shareholders of the Acquired Portfolio solely as a result of the Reorganization. The expenses of the Reorganization will be borne by the Acquired and Acquiring Portfolios on a relative net asset basis.

     UBS became the subadviser to the Acquired Portfolio effective December 18, 2006, replacing its former subadviser, Fidelity Management and Research Company. THE TRUST IS NOT REQUIRED TO OBTAIN SHAREHOLDER APPROVAL, AND IS NOT REQUESTING THAT YOU GIVE VOTING INSTRUCTIONS, WITH RESPECT TO THIS SUBADVISER CHANGE. The enclosed Proxy Statement/Prospectus, however, provides information about the new subadvisory arrangements with UBS for the Acquired Portfolio.

                                      * * *

     Although you are not a shareholder of the Trust, your purchase payments and the earnings on such purchase payments under your variable annuity or variable life contracts issued by John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)"), John Hancock Life Insurance Company of New York ("JHLICO New York"), John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") are invested in subaccounts of separate accounts established by these companies, and each subaccount invests in shares of one of the Trust's Portfolios. You have the right to instruct JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO, as appropriate, how to vote the shares of the Acquired Portfolio attributable to your contract as of February 12, 2007, the record date for the Meeting. JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO will vote all shares of the Acquired Portfolio issued to such companies in proportion to the timely voting instructions with respect to that Portfolio received from owners of contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended.

     Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/ Prospectus for the Trust, and a Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.

     THE BOARD OF TRUSTEES OF THE TRUST HAS UNANIMOUSLY VOTED IN FAVOR OF THE PROPOSED REORGANIZATION AND RECOMMENDS THAT YOU GIVE VOTING INSTRUCTIONS FOR ITS APPROVAL.

     IN ORDER FOR SHARES TO BE VOTED AT THE MEETING BASED ON YOUR INSTRUCTIONS, WE URGE YOU TO READ THE PROXY STATEMENT/PROSPECTUS AND THEN COMPLETE AND MAIL YOUR VOTING INSTRUCTIONS FORM IN THE ATTACHED POSTAGE-PAID ENVELOPE, ALLOWING SUFFICIENT TIME FOR ITS RECEIPT BY APRIL 11, 2007. TO GIVE VOTING INSTRUCTIONS BY TOUCH-TONE TELEPHONE OR VIA THE INTERNET, FOLLOW THE INSTRUCTIONS ON THE VOTING INSTRUCTIONS FORM.

     If you have any questions regarding the Reorganization, please call one of the following numbers:

          --   For JHLICO (U.S.A.) variable annuity contracts: (800) 344-1029

          --   For JHLICO (U.S.A.) variable life contracts:    (800) 827-4546

          --   For JHLICO New York variable annuity contracts: (800) 551-2078

          --   For JHLICO New York variable life contracts:    (888) 267-7784

          --   For JHLICO and JHVLICO contracts:               (800) 576-2227

                                        Sincerely,


                                        /s/ THOMAS M. KINZLER
                                        ----------------------------------------
                                        Thomas M. Kinzler
                                        Secretary
                                        John Hancock Trust

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO THE SHAREHOLDERS OF THE STRATEGIC OPPORTUNITIES TRUST:

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the Strategic Opportunities Trust, a Portfolio of John Hancock Trust (the "Trust"), will be held at 601 Congress Street, Boston, Massachusetts 02210, on APRIL 12, 2007 AT 10:00 A.M., EASTERN TIME. A Proxy Statement/ Prospectus providing information about the following proposal to be voted on at the Meeting is included with this notice.

Proposal 1   Approval of Agreement and Plan of Reorganization (the "Plan")
             providing for the combination of the Strategic Opportunities Trust into the Large Cap Trust.

                (Only shareholders of the Strategic Opportunities Trust will vote on the Proposal)

          Any other business that may properly come before the Meeting.

     THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE PROPOSAL.

     Approval of the Proposal will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the Acquired Portfolio. By approving the Plan, shareholders of the Acquired Portfolio will be deemed to have waived certain of the Trust's investment limitations insofar as they might be deemed to apply to the transactions contemplated by the Plan.

     Each shareholder of record at the close of business on February 12, 2007 is entitled to receive notice of and to vote at the Meeting.

                                        Sincerely yours,


                                        /s/ THOMAS M. KINZLER
                                        ----------------------------------------
                                        Thomas M. Kinzler
                                        Secretary

February 23, 2007
Boston, Massachusetts

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                                   ----------

                           PROXY STATEMENT/PROSPECTUS
                         SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD APRIL 12, 2007

                       RELATING TO THE COMBINATION OF THE
             STRATEGIC OPPORTUNITIES TRUST INTO THE LARGE CAP TRUST

     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees (the "Board" or "Trustees") of John Hancock Trust (the "Trust") of proxies to be used at a Special Meeting of Shareholders of the Strategic Opportunities Trust, one of the separate series or portfolios (each, a "Portfolio") of the Trust, to be held at 601 Congress Street, Boston, Massachusetts 02210, on APRIL 12, 2007 AT 10:00 A.M., EASTERN TIME (the "Meeting").

     At the Meeting, shareholders of the Strategic Opportunities Trust (the "Acquired Portfolio") will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of the Acquired Portfolio into another Portfolio of the Trust, the Large Cap Trust (the "Acquiring Portfolio") (the "Reorganization").

     Under the Plan: (i) the Acquiring Portfolio will acquire all the assets, subject to all the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the shares of the Acquiring Portfolio will be distributed to the shareholders of the Acquired Portfolio; and (iii) the Acquired Portfolio will liquidate and terminate. As a result, each shareholder of the Acquired Portfolio will become a shareholder of the Acquiring Portfolio. The total value of all shares of the Acquiring Portfolio issued in the Reorganization will equal the total value of the net assets of the Acquired Portfolio. The number of full and fractional shares of the Acquiring Portfolio received by a shareholder of the Acquired Portfolio will be equal in value to the value of that shareholder's shares of the Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and NAV shares of the Acquired Portfolio will receive, respectively, Series I, Series II and NAV shares of the Acquiring Portfolio. If approved by shareholders of the Acquired Portfolio, the Reorganization is expected to occur with respect to that Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on April 27, 2007. All share classes of the Acquired Portfolio will vote in the aggregate and not by class. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the form of the Plan attached hereto as Appendix A.

     This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. The Trust's Annual and Semi-Annual Reports to Shareholders contain additional information about the investments of the Acquired and Acquiring Portfolios, and the Annual Report contains discussions of the market conditions and investment strategies that significantly affected such Portfolios during their fiscal year ended December 31, 2005. Copies of these reports may be obtained at no charge by calling the appropriate toll free number listed below.

     Effective December 18, 2006, UBS Global Asset Management (Americas) Inc. ("UBS"), the subadviser to the Acquiring Portfolio, replaced Fidelity Management and Research Company ("FMR") as the subadviser to the Acquired Portfolio. Consequently, the Acquired and Acquiring Portfolios will have the same subadviser both before and after the Reorganization. THE TRUST IS NOT REQUIRED TO OBTAIN SHAREHOLDER APPROVAL, AND IS NOT REQUESTING THAT YOU GIVE VOTING INSTRUCTIONS, WITH RESPECT TO THIS SUBADVISER CHANGE FOR THE ACQUIRED PORTFOLIO. This Proxy Statement/Prospectus, however, provides information about the new subadvisory arrangements with UBS for the Acquired Portfolio. See "New Subadvisory Agreement with UBS for the Strategic Opportunities Trust."

     A Statement of Additional Information dated February 23, 2007 (the "Statement of Additional Information") relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Proxy Statement/Prospectus. Copies of this document may be obtained without charge by writing to the Trust at the address noted above or by calling the appropriate toll free number listed below. If shareholders have any questions regarding the Reorganization, please call the appropriate toll free number listed below:

     --  (800) 344-1029 (JHLICO (U.S.A.) variable annuity contracts);

     --  (800) 827-4546 (JHLICO (U.S.A.) variable life contracts);

     --  (800) 551-2078 (JHLICO New York variable annuity contracts);

     --  (888) 267-7784 (JHLICO New York variable life contracts); or

     --  (800) 576-2227 (JHLICO and JHVLICO contracts).

     The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act") and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090). Such materials are also available on the SEC's EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC's Public Reference Room.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        The date of this Proxy Statement/Prospectus is February 23, 2007.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INTRODUCTION ............................................................     4

PROPOSAL 1   Approval of Agreement and Plan of Reorganization providing for the combination of the Strategic Opportunities Trust
             into the Large Cap Trust....................................     5

INFORMATION ABOUT THE REORGANIZATION.....................................    12
             Agreement and Plan of Reorganization........................    12
             Reasons for the Reorganization..............................    13
             Board Consideration of the Reorganization...................    14
             Description of Securities to Be Issued......................    15
             Federal Income Tax Consequences.............................    16
CAPITALIZATION ..........................................................    16
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS .............................    17
             Rule 12b-1 Fees.............................................    17
             Dividends and Distributions.................................    17
             Purchase and Redemption of Shares...........................    18
             Disruptive Short-Term Trading...............................    19
             Tax Matters.................................................    20
             Massachusetts Business Trust................................    21
             Policy Regarding Disclosure of Trust Portfolio Holdings.....    21
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND TECHNIQUES
AND RISK FACTORS.........................................................    22
             Risks of Investing in Certain Types of Securities...........    22
             Hedging and Other Strategic Transactions....................    24
             Additional Investment Policies .............................    25
NEW SUBADVISORY AGREEMENT WITH UBS FOR THE STRATEGIC OPPORTUNITIES
TRUST....................................................................    27
VOTING INFORMATION.......................................................    32
OUTSTANDING SHARES AND SHARE OWNERSHIP...................................    34
FINANCIAL STATEMENTS.....................................................    35
LEGAL MATTERS............................................................    35
OTHER INFORMATION........................................................    35

APPENDIX A   Form of Agreement and Plan of Reorganization................    A-1
APPENDIX B   Additional Information About UBS............................    B-1
APPENDIX C   Financial Highlights........................................    C-1

                                  INTRODUCTION

     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Trust's Board of proxies to be used at a Special Meeting of Shareholders of the Acquired Portfolio to be held at 601 Congress Street, Boston, Massachusetts 02210, on APRIL 12, 2007, AT 10:00 A.M., EASTERN TIME (the "Meeting"). Pursuant to the Trust's Agreement and Declaration of Trust, the Board has designated February 12, 2007 as the record date for determining shareholders eligible to vote at the Meeting (the "Record Date"). All shareholders of record of the Acquired Portfolio at the close of business on February 12, 2007 are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of the Trust held.

     THE TRUST. The Trust is a Massachusetts business trust which is a no-load open-end investment company, commonly known as a mutual fund, registered under the 1940 Act. The Trust currently offers 99 separate Portfolios, including the Acquired and Acquiring Portfolios. The Trust does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts ("variable contracts"), certain entities affiliated with the insurance companies and trustees of qualified pension and retirement plans. See "Voting Information" and "Ownership of Shares of the Portfolios" below.

     INVESTMENT MANAGEMENT. John Hancock Investment Management Services, LLC ("JHIMS" or the "Adviser") serves as investment adviser for the Trust and for each Portfolio that has an adviser, including the Acquired and Acquiring Portfolios. As adviser, JHIMS administers the business and affairs of the Trust and retains and compensates subadvisers which manage the investment and reinvestment of the assets of the Portfolios. In this connection, JHIMS (i) monitors the compliance of the subadvisers with the investment objectives and policies of the Portfolios, (ii) reviews the performance of the subadvisers and
(iii) reports periodically on such performance to the Board. JHIMS is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The subadviser to the Acquired and Acquiring Portfolios is also registered as an investment adviser under the Advisers Act.

     THE DISTRIBUTOR. John Hancock Distributors, LLC ("JH Distributors") serves as the Trust's distributor.

     The offices of JHIMS and JH Distributors are located at 601 Congress Street, Boston, Massachusetts 02210, and their ultimate parent entity is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the United States.

     Pursuant to an order received by the Trust from the Securities and Exchange Commission ("SEC"), JHIMS may, without obtaining shareholder approval, enter into and change the terms (including subadvisory fees) of subadvisory agreements with Portfolio subadvisers which are not affiliates of JHIMS. Because the new subadvisory arrangements with UBS for the Acquired Portfolio do not involve a subadviser which is affiliated with JHIMS for purposes of the SEC order, the Trust is not required to obtain shareholder approval of the new subadvisory arrangements.

                                   PROPOSAL 1

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
              THE COMBINATION OF THE STRATEGIC OPPORTUNITIES TRUST
                            INTO THE LARGE CAP TRUST

                         OVERVIEW OF THE REORGANIZATION

     Shareholders of the Strategic Opportunities Trust (the "Acquired Portfolio") are being asked to approve the Plan providing for the combination of that Portfolio into the Large Cap Trust (the "Acquiring Portfolio") (the "Reorganization").

     At its meeting held on December 12-13, 2006, the Board, including all the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees"), approved the Reorganization which contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Portfolio to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the distribution to shareholders of the Acquired Portfolio of the shares of the Acquiring Portfolio; and (ii) the liquidation and termination of the Acquired Portfolio. As a result of the Reorganization, shareholders of the Acquired Portfolio will become shareholders of the Acquiring Portfolio.

     In the Reorganization, the Acquiring Portfolio will issue a number of shares with a total value equal to the total value of the net assets of the Acquired Portfolio, and each shareholder of the Acquired Portfolio will receive a number of full and fractional shares of the Acquiring Portfolio with a total value equal to the total value of that shareholder's shares of the Acquired Portfolio, as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and NAV shares of the Acquired Portfolio will receive, respectively, Series I, Series II and NAV shares of the Acquiring Portfolio.

     As a result of the Reorganization, shareholders whose assets are invested in the Acquired Portfolio will be able to pursue substantially similar investment objectives and principal strategies as shareholders of the Acquiring Portfolio. The Acquired and Acquiring Portfolios have the same subadviser, UBS Global Asset Management (Americas) Inc. ("UBS"), and the same advisory fee rates, and the Acquiring Portfolio has outperformed the Acquired Portfolio for the year ended December 31, 2006 and has outperformed its benchmark index and peer group since its inception in May 2005. In addition, the combined Portfolio will have a larger asset base and improved prospects for growth, efficient management and attendant reductions in overall expenses.

     The factors that the Board considered in deciding to approve the Reorganization are discussed below under "Information About the Reorganization - Board Consideration of the Reorganization."

     The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes, in which case no gain or loss will be recognized by the Acquired Portfolio, Acquiring Portfolio or shareholders of the Acquired Portfolio solely as a result of the Reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences."

     The Reorganization will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See "Additional Information About the Portfolios - Purchase and Redemption of Shares."

     Shareholders will not incur directly any fee in connection with the Reorganization. However, the expenses of the Reorganization will be borne by the Acquired and Acquiring Portfolios and will be allocated between them on the basis of their relative net assets. Shareholders of (and contract owners participating in) these Portfolios will therefore bear indirectly their proportionate shares of such expenses. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by JHIMS. In addition, to the extent that the Acquired Portfolio prior to the Reorganization disposes of portfolio securities which are not consistent with the Acquiring Portfolio's investment process, the Acquired

Portfolio will incur brokerage commissions and other transaction costs in connection with such transactions, reducing the net asset value of its shares.

                 COMPARISON OF ACQUIRED AND ACQUIRING PORTFOLIOS

            STRATEGIC OPPORTUNITIES TRUST    LARGE CAP TRUST
            (Acquired Portfolio)             (Acquiring Portfolio)

                 Approximate Net Assets as of June 30, 2006:

            $434,829,386                     $161,585,257

                               Investment Adviser:

            JHIMS                            JHIMS

                Investment Subadviser and Portfolio Manager(s):
              UBS Global Asset Management (Americas) Inc. ("UBS")*

The Portfolio Managers for both Portfolios are:

-- John Leonard, Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991.

-- Thomas M. Cole, Head of Research, North American Equities and a Managing Director of UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995.

-- Thomas Digenan, North American Equity Strategist at UBS Global Asset Management (since 2001) and is an Executive Director of UBS Global Asset Management.

-- Scott Hazen, North American Equity Strategist at UBS Global Asset Management (since 2004) and is an Executive Director of UBS Global Asset Management.**

* UBS was appointed subadviser to the Acquired Portfolio effective December 18, 2006, replacing that Portfolio's former subadviser, Fidelity Management & Research Company ("FMR"). See "Investment Management Fees/Subadvisory Arrangements" below.

** The Statement of Additional Information contains additional information relating to the portfolio managers' compensation, ownership of shares of the Portfolios and other accounts managed. None of the portfolio managers owns any shares of the Acquired Portfolio.

                              Investment Objective:

To seek growth of capital. Although     To seek to maximize total return,
current income is a secondary           consisting of capital appreciation and
objective, growth of income may         current income.
accompany growth of capital.

                         Principal Investment Strategy:

The Portfolio normally invests          The Portfolio invests, under normal
primarily in common stocks.             market conditions, at least 80% of its
                                        net assets (plus borrowings for
The subadviser may invest the           investment purposes, if any) in equity
Portfolio's assets in securities of     securities of U.S. large capitalization
foreign issuers in addition to          companies. The Portfolio defines large
securities of domestic issuers.         capitalization companies as those with a
                                        market capitalization of at least $3
The subadvisor is not constrained by    billion. The Portfolio may invest up to
any particular investment style. At     20% of its net assets in companies that
any given time, it may tend to buy      have market capitalizations within the
"growth" stocks or "value" stocks, or   range of the Russell 1000 Index but
a combination of both types. In         below $3 billion in market
buying and selling securities for the   capitalization.
Portfolio, the subadvisor relies on
fundamental analysis                    As of October 31, 2006, the market cap
                                        range of

of each issuer and its potential for    the Russell 1000 Index was $1.36
success in light of its current         billion to $432.11 billion.
financial condition, its industry
position, and economic and market       Investments in equity securities may
conditions. Factors considered          include dividend-paying securities,
include growth potential, earnings      common stock and preferred stock, shares
estimates, and management.              of investment companies, convertible
                                        securities, warrants and rights. In
The subadvisor may use various          general, the Portfolio emphasizes large
techniques, such as buying and          capitalization stocks, but also may hold
selling futures contracts and           small and intermediate capitalization
exchange traded funds ("ETFs"), to      stocks.
increase or decrease the Portfolio's
exposure to changing security prices    In selecting securities, the subadviser
or other factors that affect security   focuses on, among other things,
values. If the subadvisor's             identifying discrepancies between a
strategies do not work as intended,     security's fundamental value and its
the Portfolio may not achieve its       market price. In this context, the
objective.                              fundamental value of a given security is
                                        the subadviser's assessment of what a
The subadviser's active management of   security is worth. The subadviser will
the Portfolio may, at times, result     select a security whose fundamental
in a higher than average portfolio      value it estimates to be greater than
turnover ratio.                         its market value at any given time. For
                                        each stock under analysis, the
                                        subadviser bases its estimates of value
                                        upon economic, industry and company
                                        analysis, as well as upon a company's
                                        management team, competitive advantage
                                        and core competencies. The subadviser
                                        then compares its assessment of a
                                        security's value against the prevailing
                                        market prices, with the aim of
                                        constructing a portfolio of stock with
                                        attractive relative price/value
                                        characteristics.

                                        The Portfolio may (but is not required
                                        to) use options, futures and other
                                        derivatives as part of its investment
                                        strategy or to help manage Portfolio
                                        risks. The Portfolio may also invest in
                                        initial public offerings ("IPOs") and
                                        exchange traded funds ("ETFs").

                                        The subadviser's active management of
                                        the Portfolio may, at times, result in a higher than average portfolio turnover ratio.

                          Hedging and Other Strategies:

Each Portfolio is authorized to use all of the various investment strategies referred to below under "Additional Information about the Portfolios'
Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

                         Temporary Defensive Investing:

The Portfolio reserves the right to     In abnormal market conditions, the
invest without limitation in            Portfolio may take temporary defensive
preferred stocks and investment-grade   measures, such as holding large amounts
debt instruments for temporary,         of cash and cash equivalents, that is
defensive purposes. To the extent the   inconsistent with its primary investment
Portfolio is in a defensive position,   strategy. In taking those measures, the
its ability to achieve its investment   Portfolio may not achieve its investment
objective will be limited.              goals.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and principal strategies of the Acquired and Acquiring Portfolios are substantially similar in that both Portfolios seek capital growth or appreciation as well as current income (a secondary objective for the Acquired Portfolio) by investing primarily in equity securities. The two Portfolios differ principally in that the Acquiring Fund normally invests 80% of its net assets in securities of U.S. large capitalization companies while the Acquired Fund may invest, without reference to specified percentages of its assets, in securities of companies of any capitalization range and in foreign securities. In addition, while both Portfolios pursue value investing strategies, the Acquired Portfolio also pursues growth investing strategies.

     The investment objective of each Portfolio may be changed by the Board without shareholder approval.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Portfolios. Because the Portfolios have substantially similar investment objectives and principal strategies as described above, they have substantially similar risks. Because the Portfolios have some different strategies, they also have some different risks. The risks of investing in the Portfolios include the following:

Risks Applicable to both Portfolios:

Equity Securities    Stock markets are volatile. The price of equity securities
Risk:                will fluctuate and can decline and reduce the value of a
                     Portfolio. The value of equity securities purchased by the
                     Portfolios could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

Value                Investments in value stocks carry the risk that the market
Investing            will not recognize a security's intrinsic value for a long
Risk:                time or that a stock believed to be undervalued may
                     actually be appropriately priced.

Derivatives Risk:    The use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky
                     than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange Traded      ETFs are a type of investment company bought and sold on a
Funds ("ETFs")       securities exchange and representing a fixed portfolio of
Risk:                securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of
                     owning the underlying securities they are designed to
                     track, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have management fees which increase their costs.

High Portfolio       A high portfolio turnover rate generally involves
Turnover Risk:       correspondingly greater brokerage commission expenses,
                     which must be borne directly by the Portfolio. Portfolio
                     turnover rates may vary from year to year, as well as
                     within a year.

Issuer Risk:         An issuer of a security purchased by either Portfolio may
                     perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor
                     management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or
                     shortages, corporate restructurings, fraudulent
                     disclosures, or other factors.

Active               Both Portfolios are actively managed by their subadviser.
Management Risk:     If the subadviser's investment strategies do not perform as expected, the Portfolios could underperform other mutual
                     funds with similar investment objectives or lose money.

Additional Risks Applicable to the Acquiring Portfolio:

Initial Public       IPO shares frequently are volatile in price due to the
Offerings (IPOs)     absence of a prior public market, the small number of
Risk:                shares available for trading and limited information about the issuer. In addition, IPO shares can experience an
                     immediate drop in value if the demand for the securities
                     does not continue to support the offering price.

Additional Risks Applicable to the Acquired Portfolio:

Foreign Securities   Foreign securities involve special risks, including:
Risk:                limited government regulation (including less stringent
                     investor protection and disclosure standards), exposure to possible economic, political and social instability,
                     foreign currency rate fluctuations, foreign ownership
                     limits and restrictions on removing currency.

Growth Investing     Investments in growth stocks carry the risk that in certain
Risk:                markets growth stocks will underperform value stocks. In
                     addition, growth stocks are often more sensitive to market fluctuations than other securities because their market
                     prices are highly sensitive to future earnings
                     expectations. Similarly, because growth securities
                     typically do not make dividend payments to shareholders,
                     investment returns are based on capital appreciation,
                     making returns more dependent on market increases and
                     decreases. Growth stocks may therefore be more volatile
                     than non-growth stocks.

     These and other risks associated with an investment in the Acquired or Acquiring Portfolio are more fully described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Risks of Investing in Certain Types of Securities." The risks of investing in derivatives are more fully described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

                       FEES AND EXPENSES OF THE PORTFOLIOS

     The following table sets forth the ratios of expenses to average net assets attributable to the Series I, Series II and NAV shares of each of the Acquired and Acquiring Portfolios for the year ended December 31, 2005, and the pro forma expense ratios of the Series I, Series II and NAV shares of the Acquiring Portfolio assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2005, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

     ANNUAL FUND OPERATING EXPENSES
     (As a percentage of average daily net assets) (Unaudited)

                                                          LARGE CAP TRUST                  LARGE CAP TRUST
                    STRATEGIC OPPORTUNITIES TRUST      (Acquiring Portfolio)      (Acquiring Portfolio)(Pro Forma)
                     (Acquired Portfolio) (1)(2)               (2)(3)                            (2)
                    -----------------------------   ---------------------------   --------------------------------
                     SERIES I   SERIES II    NAV    SERIES I   SERIES II    NAV     SERIES I   SERIES II    NAV
                     --------   ---------   ----    --------   ---------   ----     --------   ---------   ----
MANAGEMENT FEE         0.74%      0.74%     0.74%     0.74%      0.74%     0.74%     0.74%       0.74%     0.74%

12B-1 FEES             0.05%      0.25%       --      0.05%      0.25%       --      0.05%       0.25%       --

OTHER EXPENSES         0.08%      0.08%     0.08%     0.10%      0.10%     0.10%     0.07%       0.07%     0.07%
                       ----       ----      ----      ----       ----      ----      ----        ----      ----
TOTAL FUND ANNUAL
   EXPENSES            0.87%      1.07%     0.82%     0.89%      1.09%     0.84%     0.86%       1.06%     0.81%
                       ====       ====      ====      ====       ====      ====      ====        ====      ====

----------
(1) For the Acquired Portfolio, effective April 29, 2005, the advisory fee was increased by 0.10% and the respective Rule 12b-1 fees for Series I and Series II shares were decreased by 0.10%. Rule 12b-1 expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

(2) The advisory fee rates for the Acquiring Portfolio decreased effective June 1, 2006. Expenses shown in the table assume this change was in effect for the year ended December 31, 2005. Effective December 18, 2006, the advisory fee rates for the Acquired Portfolio decreased and became the same as the advisory fee rates for the Acquiring Portfolio, and the manner of calculating advisory fees for both Portfolios changed. See "Investment Management Fees/Subadvisory Arrangements" and "New Subadvisory Agreement with UBS for the Strategic Opportunities Trust" below. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

(3)  The Portfolio commenced operations on April 29, 2005.

     EXAMPLES: The following examples (unaudited) are intended to help shareholders compare the costs of investing in the Series I, Series II and NAV shares of the Acquired and Acquiring Portfolios. The examples assume that a shareholder invests $10,000 in the particular Portfolio for the time periods indicated and redeems all of the shares at the end of those periods. The examples also assume that a shareholder's investment has a 5% return each year and that each Portfolio's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING PORTFOLIO. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                    LARGE CAP TRUST
              STRATEGIC OPPORTUNITIES TRUST          LARGE CAP TRUST           (Acquiring Portfolio)(Pro
                   (Acquired Portfolio)           (Acquiring Portfolio)                  Forma)
              -----------------------------   -----------------------------   -----------------------------
              SERIES I   SERIES II     NAV    SERIES I   SERIES II     NAV    SERIES I   SERIES II     NAV
              --------   ---------   ------   --------   ---------   ------   --------   ---------   ------
ONE YEAR       $   89      $  109    $   84    $   91      $  111    $   86    $   88      $  108    $   83
THREE YEARS    $  278      $  340    $  262    $  284      $  347    $  268    $  274      $  337    $  259
FIVE YEARS     $  482      $  590    $  455    $  493      $  601    $  466    $  477      $  585    $  450
TEN YEARS      $1,073      $1,306    $1,014    $1,096      $1,329    $1,037    $1,061      $1,294    $1,002

               INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

     Under the Trust's investment advisory agreements with respect to the Acquired and Acquiring Portfolios, each pays the investment adviser, JHIMS, a management fee which is computed separately for each Portfolio. The fee for each Portfolio is accrued and paid daily and is determined by applying the daily equivalent of an annual fee rate to the net assets of the Portfolio. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the Portfolio and dividing the sum so determined by Aggregate Net Assets. Effective December 18, 2006, "Aggregate Net Assets" for both Portfolios include the net assets of the Acquired Portfolio and the Acquiring Portfolio as well as the net assets of the Large Cap Fund, a series of John Hancock Funds II ("JHF II) that is also advised by JHIMS and subadvised by UBS (but only for the period during which the subadviser to each Portfolio also serves as the subadviser to the other Portfolio and the JHF II fund). As indicated below, the advisory fee rates are the same for the Acquired and Acquiring Portfolios.

    INVESTMENT MANAGEMENT FEES (AS A PERCENTAGE OF AGGREGATE NET ASSETS) (1)

STRATEGIC OPPORTUNITIES TRUST     LARGE CAP TRUST
    (Acquired Portfolio)        (Acquiring Portfolio)

                       0.780% of the first $250 million;
                        0.730% of the next $250 million;
                      0.680% of the next $250 million; and
                    0.650% of the excess over $750 million.

----------
(1)  Aggregate Net Assets include the net assets of the Acquired Portfolio, the

     Acquiring Portfolio and the Large Cap Fund of JHF II. As of June 30, 2006, the net assets of the JHF II Large Cap Fund were approximately $181,902,804. The current advisory fee rates for the Acquired Portfolio became effective on December 18, 2006. The rate prior to that was 0.800% at all asset levels and Aggregate Net assets included the net assets only of the Acquired Fund. See "New Subadvisory Agreement with UBS for the Acquired Fund."

     Pursuant to subadvisory agreements with JHIMS, UBS serves as the subadviser to each of the Acquired and Acquiring Portfolios and is responsible for managing the investment and reinvestment of each Portfolio's assets. As compensation for its services, UBS receives for each Portfolio a subadvisory fee from JHIMS which is determined by applying to the net assets of the Portfolio an annual percentage rate which is determined in a manner similar to that used for the advisory fee as described above. THE SUBADVISORY FEE FOR EACH PORTFOLIO IS PAID BY JHIMS OUT OF THE MANAGEMENT FEE IT RECEIVES FOR THE PORTFOLIO AND IS NOT AN ADDITIONAL CHARGE TO THE PORTFOLIO.

     UBS became the subadvisor to the Acquired Portfolio effective December 18, 2006, replacing its former subadviser, FMR. For information regarding UBS and this subadviser change, including a discussion of the Board of Trustees' considerations in approving the new subadvisory arrangements with UBS for the Acquired Portfolio, see "New Subadvisory Agreement with UBS for the Strategic Opportunities Trust." For additional information about UBS, see Appendix B hereto.

     A discussion of the basis of the Board of Trustees' approval of the advisory and subadvisory agreements with respect to the Acquired and Acquiring Portfolios is available in the Trust's Semi-Annual Report to Shareholders for the six-month period ended June 30, 2006. The basis of the Board's approval of UBS as the new subadviser to the Acquired Portfolio is discussed below under "New Subadvisory Agreement with UBS for the Acquired Fund."

                                   PERFORMANCE

     Set forth below is a bar chart for each of the Acquired and Acquiring Portfolios and a comparative performance table which provide some indication of the risks of investing in the Portfolios. Performance information in the bar charts and performance table reflects all fees charged to the respective Portfolios such as advisory fees and all Portfolio expenses. Neither Portfolio charges a sales load or a surrender fee. The performance information does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. THE PAST PERFORMANCE OF ANY PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW A PORTFOLIO WILL PERFORM IN THE FUTURE.

     Bar Charts. The bar charts show changes in the performance of Series I shares of the respective Portfolios over the last ten years or, if shorter, from the inception date of the Portfolio. The performance of Series II shares would be lower than Series I performance because Series II shares are subject to higher Rule 12b-1 fees than Series I shares. The performance of NAV shares of each Portfolio would be higher since NAV shares do not have Rule 12b-1 fees.

STRATEGIC OPPORTUNITIES TRUST
(Acquired Portfolio)

Best Quarter:  Q2 '03, 19.59%
Worst Quarter: Q3 '01, -27.33%

[INSERT BAR CHART]

19.2%   9.4%   27.7%   -6.4%   -15.3%   -38.8%   25.8%   12.3%   9.7%   12.16%
1997    1998    1999    2000     2001     2002    2003    2004   2005     2006

LARGE CAP TRUST
(Acquiring Portfolio)

Best Quarter: Q4 '06, 6.86%
Worst Quarter: Q2 '06, -2.11%

[INSERT BAR CHART]

14.36%
2006

     Table. The following table shows, for the indicated periods ended December 31, 2006, the annualized total returns (unaudited) of the Series I, Series II and NAV shares of each of the Acquired and Acquiring Portfolios as well as the performance of broad measures of market performance such as indices.

                                                  ONE     FIVE    TEN     LIFE OF    DATE FIRST
                                                  YEAR   YEARS   YEARS   PORTFOLIO    AVAILABLE
                                                 -----   -----   -----   ---------   ----------
STRATEGIC OPPORTUNITIES
TRUST (Acquired Portfolio) (1)   Series I        12.16%  1.27%   3.48%       N/A     06/18/1985
                                 Series II (2)   11.91%  1.14%   3.42%       N/A     01/28/2002
                                 NAV(3)          12.25%  1.30%   3.50%       N/A     04/29/2005
   --S&P 500 Index                               15.79%  6.19%   8.42%       N/A
   --Combined Index (4)                          15.79%  6.26%   8.36%       N/A

LARGE CAP TRUST
(Acquiring Portfolio)            Series I        14.36%   N/A     N/A      16.58%    04/29/2005
                                 Series II       14.15%   N/A     N/A      16.25%    04/29/2005
                                 NAV             14.38%   N/A     N/A      16.54%    04/29/2005
   --Russell 1000 Index                          15.46%   N/A     N/A      15.58%

----------
(1) UBS became the subadviser to the Portfolio effective December 18, 2006. Performance shown includes results prior to this change.

(2) Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(3) NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(4) The Combined Index represents the performance of the Russell Midcap Index from inception to April 30, 2001, the Russell 3000 Index from May 1, 2001 through October 2002, and the S&P 500 Index thereafter.

                      INFORMATION ABOUT THE REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

     The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Appendix
A. The Plan provides that the Acquiring Portfolio will acquire all of the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio. Subject to the satisfaction of the conditions described below, such acquisition will take place as of the close of regularly scheduled trading on the New York Stock Exchange on April 27, 2007 or on such later date as may be determined by the Trust (the "Exchange Date"). The net asset value per share of each class of shares of the Acquired Portfolio and Acquiring Portfolio will be determined by dividing the Portfolio's assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each Portfolio will be valued in accordance with the valuation practices of that Portfolio. See "Additional Information About the Portfolios -- Purchase and Redemption of Shares (Calculation of Net Asset Value)" below.

     The number of full and fractional shares of the Acquiring Portfolio received by a shareholder of the Acquired Portfolio will be equal in value to the value of that shareholder's full and fractional shares of the Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on the Exchange Date (the "Effective Time"). The Acquired Portfolio will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the Acquiring Portfolio received by the Acquired Portfolio in the Reorganization. The holders of Series I, Series II and NAV shares of the Acquired Portfolio will receive, respectively, Series I, Series II and NAV shares of the Acquiring Portfolio. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Portfolio in the names of the shareholders of the Acquired Portfolio, each account representing the respective pro rata number of shares of the Acquiring Portfolio due the shareholder. After such distribution, the Trust will take all necessary steps under Massachusetts law, the Trust's Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Portfolio.

     The Board has determined, with respect to the Acquired and Acquiring Portfolios, that the interests of shareholders and variable contract owners whose contract values are invested in shares of such Portfolios ("contract owners") will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of such Portfolios and such shareholders and contract owners.

     Certain of the existing investment limitations of the Acquired Portfolio that require shareholder approval for amendment prohibit the Acquired Portfolio from engaging in activities such as investing more than a stated percentage of their assets in an issuer's securities. By approving the Plan, the shareholders of the Acquired Portfolio will be deemed to have agreed to waive any such limitations solely insofar as they might be deemed to apply to the Reorganization.

     The consummation of the Reorganization is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of the Acquired Portfolio entitled to vote approve the Reorganization. The Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization, before or after approval by the shareholders of the Acquired Portfolio, by the Trust on behalf of either or both of the Acquired and Acquiring Portfolios if the Board or the officers of the Trust determine that proceeding with the Reorganization is not in the best interests of either or both of the Acquired or Acquiring Portfolios or their respective shareholders or contract owners. The Plan provides that the Trust on behalf of the Acquired or Acquiring Portfolio may waive compliance with any of the covenants or conditions made therein for the benefit of the other Portfolio, except for certain conditions regarding the receipt of regulatory approvals.

     The expenses of the Reorganization (other than registration fees payable for the registration of shares of the Acquiring Portfolio in connection with the Reorganization, which will be payable by the Acquiring Portfolio) will be borne by the Acquired and Acquiring Portfolios and will be allocated between the Portfolios on the basis of their relative net assets as of December 31, 2006. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by JHIMS. See "Voting Information" below.

     If the Plan is not approved by the shareholders of the Acquired Portfolio or is not consummated for any other reason, the Board will consider other possible courses of action. THE BOARD, INCLUDING ALL THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS APPROVE THE PLAN UNDER PROPOSAL 1.

                         REASONS FOR THE REORGANIZATION

     The Board of Trustees of the Trust has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Portfolio. As a result of the Reorganization, shareholders whose assets are invested in the Acquired Portfolio will be able to pursue substantially similar investment objectives and principal strategies as shareholders of the Acquiring Portfolio. The Acquired and Acquiring Portfolios have the same subadviser, UBS, and the same advisory fee rates, and the Acquiring Portfolio has outperformed the Acquired Portfolio for the year ended December 31, 2006 and has outperformed its benchmark index and peer group since its inception in May 2005. In addition, the combined Portfolio will have a larger asset base and improved prospects for growth, efficient management and attendant reductions in overall expenses.

                    BOARD CONSIDERATION OF THE REORGANIZATION

     The Board, including the Independent Trustees, considered the Reorganization at its meeting held on December 12-13, 2006, and reviewed information and materials regarding the Reorganization presented or prepared by, among others, JHIMS. In reviewing the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were assisted by independent legal counsel. In reaching its decision at the December 12-13, 2006 meeting to recommend approval of the Reorganization, the Board concluded that the participation of the Acquired and Acquiring Portfolios in the Reorganization is in the best interests of each such Portfolio, as well as the best interests of shareholders of, and contract owners whose contract values are invested in shares of, the Acquired and Acquiring Portfolios, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization.

     In determining whether to approve the Reorganization and recommend its approval to shareholders, the Board made inquiry into a number of matters and considered the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired Portfolio and Acquiring Portfolio; (2) the comparative historical performance of the Acquired Portfolio and Acquiring Portfolio, including performance as of September 30, 2006; (3) any advantages to shareholders of the Acquired Portfolio of investing in a larger post-Reorganization asset pool with potentially greater diversification, and the possible benefits of such a larger asset base to portfolio management of the Acquiring Portfolio; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Portfolios; (5) the expense ratios and available information regarding the fees and expenses of the Acquired Portfolio and Acquiring Portfolio; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by UBS to each of the Acquired and Acquiring Portfolio; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired Portfolio and Acquiring Portfolio as a result of the Reorganization; (9) any direct or indirect benefits to JHIMS or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization.

     The Board's decision to recommend approval of the Reorganization was based on a number of factors, including the following:

     1. Although there are certain differences in the investment objectives, policies and risks of the Acquiring Portfolio and the Acquired Portfolio, their investment objectives and principal strategies are substantially similar and the combination of the Portfolios will afford shareholders of the Acquired Portfolio a reasonable continuity in investment objectives and expectations;

     2. UBS is the subadviser to the Acquiring Portfolio and, effective December 18, 2006, became the subadviser to the Acquired Portfolio, and the Board is generally satisfied with UBS' management of the Acquiring Portfolio;

     3. The Acquiring Portfolio has outperformed the Acquired Portfolio for the most recent one year period and has outperformed its benchmark index and peer group since the Acquiring Portfolio's inception;

     4. Effective December 18, 2006, the advisory fee rates for the Acquired Portfolio are the same as the advisory fee rates for the Acquiring Portfolio;

     5. As a result of the Reorganization, the combined fund will have a larger asset base and improved prospects for growth, efficient management and attendant reductions in overall expenses;

     6. The combination of the Acquired Portfolio into the Acquiring Portfolio will not result in any dilution of shareholder or contract owner values; and

     7. The Reorganization is expected to qualify as a tax-free reorganization, in which case no gain or loss will be recognized by any shareholder for federal income tax purposes solely as a result of the Reorganization.

                   DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust has an unlimited number of authorized shares of beneficial interest, par value $0.01 per share. These authorized shares may be divided into series (the "Portfolios") and classes thereof. The Declaration of Trust authorizes the Board, without shareholder approval, to issue shares in different series, to create new series, to name the rights and preferences of the shareholders of each of the series, to approve mergers of series (to the extent consistent with applicable laws and regulations) and to designate a class of shares of a series as a separate series.

     The Acquired and Acquiring Portfolios are separate series or Portfolios of the Trust. The shares of the Trust may be issued in five classes: Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares); Series III shares, Series IIIA shares and NAV shares. Not all Trust Portfolios are currently authorized to or offer all classes of shares, and additional classes may be offered in the future. Currently, the Acquired and Acquiring Portfolios have Series I, Series II and NAV shares issued and outstanding. The Acquiring Portfolio will issue Series I, Series II and NAV shares in connection with the Reorganization. Each such share, when issued, will be fully paid and non-assessable (except as noted below under "Additional Information About the Portfolios -- Massachusetts Business Trust") and will have no preemptive rights. Series I shares, Series II shares and NAV shares may not be converted into shares of any other class.

     The Series I, Series II and NAV shares of the Acquired and Acquiring Portfolios are the same except for differences in class expenses, including different Rule 12b-1 fees for the Series I and Series II shares (see "Additional Information About the Portfolios -- Rule 12b-1 Fees" below), and, as described below, voting rights.

     All shares of each Portfolio have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and upon liquidation in the net assets of the Portfolio remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular Portfolio will be allocated in the manner determined by the Board of Trustees.

     The expenses of each Portfolio of the Trust are borne by its Series I, Series II, Series III, Series IIIA and NAV shares (as applicable) based on the net assets of the Portfolio attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each Portfolio include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which JHIMS as investment adviser to each Portfolio determines are properly allocable to a particular class.

JHIMS will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. JHIMS' determination is subject to ratification or approval by the Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following:
(i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies;
(ii) professional fees relating solely to such class; (iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

                         FEDERAL INCOME TAX CONSEQUENCES

         As a condition to the consummation of the Reorganization, the Trust will have received an opinion from Dykema Gossett PLLC, tax counsel to the Trust in connection with the Reorganization, to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code") with respect to the Acquired and Acquiring Portfolios; (2) no gain or loss will be recognized by the Acquired or the Acquiring Portfolio upon the transfer of all of the assets and liabilities, if any, of the Acquired Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio;
(3) no gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of such Portfolio's shares solely for shares of the Acquiring Portfolio; (4) the tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Acquired Portfolio pursuant to the Reorganization will be the same as the tax basis of the shares of the Acquired Portfolio held by the shareholder immediately prior to the Reorganization; (5) the holding period of the shares of the Acquiring Portfolio received by each holder of shares of the Acquired Portfolio pursuant to the Reorganization will be the same as the holding period of the shares of the Acquired Portfolio held by the shareholder (provided the shares of the Acquired Portfolio were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; (6) the tax basis of the assets of the Acquired Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets of the Acquired Portfolio immediately prior to the Reorganization; and
(7) the holding period of the assets of the Acquired Portfolio acquired by the Acquiring Portfolio will be the same as the holding period of those assets of the Acquired Portfolio immediately prior to the Reorganization.

     Neither the Trust nor the Acquired or Acquiring Portfolio has sought a tax ruling from the Internal Revenue Service ("IRS"), but each is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

                                 CAPITALIZATION

     The following table shows as of June 30, 2006 (unaudited): (1) the capitalization of the Acquired Portfolio; (2) the capitalization of the Acquiring Portfolio; and (3) the pro forma combined capitalization of the Acquiring Portfolio as if the Reorganization had occurred as of that date.

                                                                       NET ASSET         SHARES
PORTFOLIOS                                            NET ASSETS    VALUE PER SHARE   OUTSTANDING
----------                                           ------------   ---------------   -----------
(1) STRATEGIC OPPORTUNITIES TRUST
(Acquired Portfolio)                   --Series I    $409,347,406        $12.48        32,795,510
                                       --Series II   $ 25,245,459        $12.44         2,028,699
                                       --NAV         $    236,521        $12.49            18,935
                                                     ------------                      ----------
   TOTAL                                             $434,829,386                      34,843,144
                                                     ============                      ==========
(2) LARGE CAP TRUST
(Acquiring Portfolio)                  --Series I    $    435,290        $13.95            31,203
                                       --Series II   $  1,189,930        $13.90            85,620
                                       --NAV         $159,960,037        $13.92        11,495,322
                                                     ------------                      ----------
   TOTAL                                             $161,585,257                      11,612,145
                                                     ============                      ==========

Reduction in net assets and decrease
in net asset values per share to
reflect the estimated expenses of
the Reorganization, and decrease in    --Series I    $   (116,803)           --        (3,452,159)
outstanding shares relative to net     --Series II   $     (7,535)           --          (212,192)
asset value upon the Reorganization.   --NAV         $    (45,662)           --            (1,938)
                                                     ------------                      ----------
   TOTAL                                             $   (170,000)                     (3,666,289)
                                                     ============                      ==========

(3) LARGE CAP TRUST (Acquiring         --Series I    $409,665,893        $13.95        29,374,554
Portfolio) (pro-forma assuming         --Series II   $ 26,427,854        $13.89         1,902,127
combination of (1) and (2))            --NAV         $160,150,896        $13.91        11,512,319
                                                     ------------                      ----------
   TOTAL                                             $596,244,643                      42,789,000
                                                     ============                      ==========

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

                                 RULE 12B-1 FEES

     The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for each of the Series I and Series II shares of each of the Portfolios. The NAV shares of the Portfolios are not subject to Rule 12b-1 fees.

     At present, Series I shares of the Acquired and Acquiring Portfolios are subject to a Rule 12b-1 fee of up to 0.05% of Series I share average daily net assets, and Series II shares of the Portfolios are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets.

     The Rule 12b-1 fees are paid to the Trust's distributor, JH Distributors (the "Distributor"). To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees: (i) for any expenses relating to the distribution of the shares of the class; (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the NASD.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Each Distribution Plan is a compensation plan rather than a reimbursement plan. Currently, all payments by the Distributor relating to Series I and Series II shares are made to insurance companies affiliated with JHIMS and the Distributor. However, payments may be made to unaffiliated insurance companies in the future.

     Currently, each Series of shares pays a "service fee" of .25% of average daily net assets or, if less, the full amount of the applicable 12b-1 fee. The service fee is paid to the Distributor which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties which have agreed to provide with respect to the shares of the Trust the kinds of services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Conduct Rules of the NASD.

     Rule 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

                           DIVIDENDS AND DISTRIBUTIONS

     The dividends and distributions procedures with respect to the Acquired and Acquiring Portfolios are the same. The Trust intends to declare as dividends substantially all of the net investment income, if any, of each of the Portfolios. Dividends from the net investment income and the net capital gain, if any, for each Portfolio will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Portfolio or paid in cash.

                        PURCHASE AND REDEMPTION OF SHARES

     The purchase and redemption procedures with respect to shares of the Acquired and Acquiring Portfolios are the same. Shares of each Portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. Shares of each Portfolio are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays; (ii) an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (iii) the SEC by order so permits for the protection of security holders of the Trust.

     Calculation of Net Asset Value. The net asset value of the shares of each of the Acquired and Acquiring Portfolios is determined once daily as of the close of trading on the New York Stock Exchange, Monday through Friday, except that no determination is required on: (i) days on which changes in the value of the Portfolio's portfolio securities will not materially affect the current net asset value of the shares of the Portfolio, (ii) days during which no shares of the Portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share of each share class of a Portfolio is computed by: (i) adding the sum of the value of the securities held by the Portfolio, plus any cash or other assets it holds, attributable to the class,
(ii) subtracting all its liabilities attributable to the class, and (iii) dividing the result by the total number of shares outstanding of the class at such time.

     Valuation of Securities. Securities held by each of the Portfolios, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board of Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its Portfolios. In view of these factors, it is likely that Trust Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to Trust Portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust Portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust Portfolios that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio's shares reflects the value of the Portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     All money market instruments with a remaining maturity of 60 days or less held by the Portfolios are valued on an amortized cost basis.

                          DISRUPTIVE SHORT TERM TRADING

     None of the Trust's Portfolios is designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a Portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies) and dilute the interest in a portfolio held for long-term investment ("Disruptive Short-Term Trading"). An investor should invest in the Trust's Portfolios for long-term investment purposes only.

     The Board has adopted procedures to deter Disruptive Short-Term Trading, and the Trust seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a Portfolio's holdings, and the time when that change is reflected in the net asset value of the Portfolio's shares, the Portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometime referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the securities in the Trust's Portfolios. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

Second, the Trust will seek to monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of Disruptive Short-Term Trading in any separate account of an insurance company that uses the Trust as its underlying investment vehicle, the Trust will request that the insurance company take appropriate action to ensure that the Disruptive Short-Term Trading ceases. If the Disruptive Short-Term Trading continues, the Trust will request that the insurance company impose restrictions on such trading. There can be no assurance that the insurance company will comply with the Trust's request. The Trust will cooperate with efforts by the insurance companies to limit excessive transfers in the Trust's Portfolios by contract holders in their insurance products.

     Investors in the Trust should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that restrictions may vary among insurance companies and by insurance product. Investors should also note that by their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Portfolio shares by multiple investors are aggregated for presentation to a Portfolio on a net basis make it more difficult for the Trust to identify short-term transactions in a Portfolio and the investor who is effecting the transaction. Therefore, no assurance can be given that the Trust will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust is unsuccessful in restricting Disruptive Short-Term Trading, the Portfolios may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

     Market timers may target Portfolios with the following types of investments:

     1. Portfolios with significant investments in foreign securities traded on markets that close before the Portfolio determines its net asset value.

     2. Portfolios with significant investments in high yield securities that are infrequently traded.

     3. Portfolios with significant investments in small cap securities.

     Market timers may also target Portfolios with other types of investments, such as the Acquired and Acquiring Portfolios, for frequent trading of shares.

                                   TAX MATTERS

     Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts. The Trust intends to take the steps necessary to qualify each Portfolio as a regulated investment company under Subchapter M of the Code and believes that each Portfolio will so qualify. As a result of qualifying as a regulated investment company, each Portfolio will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

     Because the Trust complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91 and Rev. Rul. 2003-92
(no direct ownership by the public), the Trust expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Portfolio in which it invests, provided that the Portfolio qualifies as a regulated investment company. Therefore, each Portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If a Portfolio failed to qualify as a regulated investment company:

     - owners of contracts based on the Portfolio would be treated as owning shares of the Portfolio (rather than their proportionate share of the assets of such Portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

     - the Portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

     In addition, if a Portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the Portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers to the Portfolios and it is intended that the Portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

     Foreign Investments. Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable contracts who allocate investments to a Portfolio of the Trust.

     Tax Implications for Insurance Contracts with Investments Allocated to the Trust. For information regarding the tax implications for the owner of a variable contract which is funded by investments in Portfolios of the Trust, please refer to the prospectus for the contract.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. For additional information on taxes, see "Additional Information Concerning Taxes" in the Statement of Additional Information.

                          MASSACHUSETTS BUSINESS TRUST

     Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Trust Portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such Portfolio. In addition, the Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of the affected Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular Portfolio would be unable to meet its obligations. The Trust considers such risk to be remote.

             POLICY REGARDING DISCLOSURE OF TRUST PORTFOLIO HOLDINGS

     The Statement of Additional Information contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings.

                ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
                         AND TECHNIQUES AND RISK FACTORS

                RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

     The risks of investing in certain types of securities in which the Acquired and Acquiring Portfolios may invest are described below. Unless otherwise indicated below, the Acquired and Acquiring Portfolios may invest in all the types of securities described. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

EQUITY SECURITIES RISK

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

     Value Investing Risk. Some portfolios purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what their subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The portfolios bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A portfolio's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

     Growth Investing Risk. Some portfolios purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because their subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A portfolio's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

FOREIGN SECURITIES RISK

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

     - Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money.

     - Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

     - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

     - Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

     - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

     - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

EXCHANGE TRADED FUNDS (ETFS) RISK

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

INVESTMENT COMPANY SECURITIES

     The Acquiring Portfolio may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. See "Risk Factors -- Fund of Funds Risk" in the Statement of Information for further information regarding investments in other investments companies.

IPOS ("INITIAL PUBLIC OFFERINGS") RISK

     The Acquiring Portfolio may invest a portion of its assets in shares of initial public offerings ("IPOs"). IPOs may have a magnified impact on the performance of a portfolio with a small asset base. The impact of IPOs on a Portfolio's performance likely will decrease as the Portfolio's asset size increases, which could reduce the Portfolio's returns. IPOs may not be consistently available to a portfolio for investing, particularly as the Portfolio's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a portfolio may hold IPO shares for a very short period of time.

This may increase the turnover of a portfolio and may lead to increased expenses for a portfolio, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

HIGH PORTFOLIO TURNOVER RISK

     A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. The portfolio turnover rate of each of the Trust's Portfolios may vary from year to year, as well as within a year. Portfolio turnover rates are set forth in the Financial Highlights included for each fund. See also "Portfolio Turnover" in the Statement of Additional Information.

LIQUIDITY RISK

     A portfolio is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the portfolio's ability to sell particular securities or close derivative positions at an advantageous price. Portfolios with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for portfolios which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

CREDIT AND COUNTERPARTY RISK

     Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

DERIVATIVES RISK

     See "Hedging and Other Strategic Transactions" below.

ISSUER RISK

     An issuer of a security purchased by a portfolio may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

ACTIVE MANAGEMENT RISK

     Most portfolios (other than index funds) are actively managed by their subadvisers. The performance of a portfolio that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the portfolio's investment objective. If the subadviser's investment strategies do not perform as expected, the portfolio could underperform other mutual funds with similar investment objectives or lose money.

                                   ----------

     Additional risks of investing in the types of securities mentioned above are described in the Statement of Additional Information, which is incorporated by reference into this Proxy Statement/Prospectus.

                    HEDGING AND OTHER STRATEGIC TRANSACTIONS

     Each of the Acquired and Acquiring Portfolios is authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Portfolio. Hedging refers to protecting against possible changes in the market value of securities a Portfolio already owns or plans to buy or protecting unrealized gains in the Portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

     - exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

     -    financial futures contracts (including stock index futures),

     -    interest rate transactions*, and

     -    currency transactions.**

* A Portfolio's interest rate transactions may take the form of swaps, caps, floors and collars.

** A Portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

     Collectively, these transactions are referred to in this Proxy Statement/Prospectus as "Hedging and Other Strategic Transactions." Hedging and Other Strategic Transactions may be used for the following purposes:

     - to attempt to protect against possible changes in the market value of securities held or to be purchased by a Portfolio resulting from securities markets or currency exchange rate fluctuations,

     - to protect a Portfolio's unrealized gains in the value of its securities,

     - to facilitate the sale of a Portfolio's securities for investment purposes,

     - to manage the effective maturity or duration of a Portfolio's securities,

     - to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

     - to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     The ability of a Portfolio to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a Portfolio's securities. While a subadviser will use Hedging and Other Strategic Transactions in a Portfolio primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the Portfolio. These transactions may also increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Portfolio's initial investment in such contracts. In addition, these transactions could result in a loss to the Portfolio if the counterparty to the transaction does not perform as promised.

     A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

                         ADDITIONAL INVESTMENT POLICIES

     Subject to certain restrictions and except as noted below, the Acquired and Acquiring Portfolios may use the following investment strategies and purchase the following types of securities.

LENDING OF PORTFOLIO SECURITIES

     Each Portfolio may lend its securities so long as such loans do not represent more than 33 1/3% of a portfolio's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

     In order to help ensure the availability of suitable securities, each of the Portfolios may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a Portfolio will maintain on its record liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

REPURCHASE AGREEMENTS

     Each of the Portfolios may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchase agreements maturing in more than seven days are deemed to be illiquid.

REVERSE REPURCHASE AGREEMENTS

     Each of the Portfolios may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Portfolio will maintain on its records liquid assets such as cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Portfolio's net asset value per share, each Portfolio will cover the transaction as described above.

WARRANTS

     Each of the Portfolios may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

ILLIQUID SECURITIES

     Each of the Portfolios is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Trust may be forced to sell them at a discount from the last offer price.

SHORT SALES

     Each of the Portfolios may make short sales of securities. This means that the Portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The Portfolio generally borrows the security to deliver to the buyer in a short sale. The Portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security. The Portfolio may also make short sales "against the box." In a short sale against the box, at the time of sale, the Portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

     Until the Portfolio closes its short position or replaces a borrowed security, it will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

                                   ----------

     These investment strategies and securities are more fully described in the Statement of Additional Information, which is incorporated by reference into this Proxy Statement/Prospectus.

                            NEW SUBADVISORY AGREEMENT
                 WITH UBS FOR THE STRATEGIC OPPORTUNITIES TRUST

     At its meeting on December 12-13, 2006, the Board, including all the Independent Trustees, voted to accept the resignation of FMR (and of its affiliated sub-subadviser, FMR Co., Inc. ("FMRC")), and to approve a subadvisory agreement appointing UBS, as the new subadviser to the Strategic Opportunities Trust, both effective December 18, 2006. FMR agreed to resign as subadviser following discussions regarding its proposed appointment of a new portfolio manager for the Portfolio.

     The new subadvisory agreement with UBS is dated December 18, 2006. The prior subadvisory agreement with FMR and sub-subadvisory agreement with FMRC, originally dated April 30, 2001, were most recently approved by the Board (including a majority of the Independent Trustees) on June 2, 2006 in connection with the annual renewal thereof.

UBS

     UBS is a Delaware corporation with offices located at One North Wacker Drive, Chicago, Illinois 60606. UBS is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

     For information about the executive officers and directors of, and funds comparable to the Strategic Opportunities Trust that are managed by, UBS, see Appendix B ("Additional Information About UBS") to this Proxy
Statement/Prospectus.

NEW SUBADVISORY AGREEMENT

     The terms of the prior subadvisory agreement with FMR (including its sub-subadvisory agreement with FMRC) and the new subadvisory agreement with UBS are substantially the same except for changes in compensation as described below. The terms of the agreements are described below under "Description of Prior and New Subadvisory Agreements."

     COMPENSATION. As compensation for its services under the new subadvisory agreement, UBS is paid a subadvisory fee by JHIMS with respect to the Portfolio. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the Portfolio. The annual fee rate is calculated each day by applying the annual percentage rates (including breakpoints) in the table below to the applicable portions of Aggregate Net Assets and dividing the sum so determined by Aggregate Net Assets. Under the new subadvisory agreement with UBS, "Aggregate Net Assets" include, in addition to the net assets of the Strategic Opportunities Trust, the net assets of the Large Cap Trust and of the Large Cap Fund of JHF II which are also subadvised by UBS (but only for the period during which UBS also serves as the subadviser to such other Trust Portfolio and JHF II fund). Under the prior subadvisory agreement with FMR, FMR was also paid a subadvisory fee by JHIMS which was determined in the same manner as described above, except that Aggregate Net Assets for such purpose included the net assets of only the Strategic Opportunities Trust. UNDER BOTH SUBADVISORY AGREEMENTS, THE SUBADVISORY FEE IS PAID BY JHIMS OUT OF THE MANAGEMENT FEE IT RECEIVES FOR THE PORTFOLIO AND IS NOT AN ADDITIONAL CHARGE TO THE PORTFOLIO. (As compensation for its services under the prior sub-subadvisory agreement, FMRC was paid a sub-subadvisory fee by FMR out of the sub-advisory fee it received from JHIMS).

     The following table sets forth the schedules of the annual percentage rates of the subadvisory fees for the Strategic Opportunities Trust under the prior and new subadvisory agreements. As indicated, under the new subadvisory agreement, the annual percentage rates include breakpoints and decrease at all asset levels.

     SUBADVISORY FEES
     (Rates Applied to Aggregate Net Assets)

PRIOR SUBADVISORY AGREEMENT (1)        NEW SUBADVISORY AGREEMENT (2)
-------------------------------   ---------------------------------------
  0.350% at all asset levels.       0.330% for the first $250 million;
                                     0.280% for the next $250 million;
                                   0.230% for the next $250 million; and
                                  0.200% of the excess over $750 million.

----------
(1) Aggregate Net Assets include the net assets of the Strategic Opportunities Trust. As of June 30, 2006, the net assets of the Strategic Opportunities Trust were approximately $434,829,386.

(2) Aggregate Net Assets include the net assets of the Strategic Opportunities Trust and the Large Cap Trust as well as the JHF II Large Cap Fund. As of June 30, 2006, the net assets of the Large Cap Trust were approximately $161, 585,257 and the net assets of the JHF II Large Cap Fund were approximately $181,902,804.

     For the fiscal year ended December 31, 2005, JHIMS paid FMR under the prior subadvisory agreement a subadvisory fee of $1,649,699 with respect to the Strategic Opportunities Trust. If the rates under the new subadvisory agreement with UBS had been in effect for that fiscal year, the subadvisory fee would have been $1,370,972 (a decrease of 16.90%).

     DECREASE IN ADVISORY FEES. In connection with the decrease in subadvisory fee rates under the new subadvisory agreement with UBS described above, the Board, including all the Independent Trustees, also approved at the March 12-13, 2006 meeting an amendment to the Advisory Agreement decreasing the rates of the advisory fee paid to JHIMS by the Strategic Opportunities Trust. The advisory fee for the Portfolio is determined on the basis of Aggregate Net Assets in the same manner as the subadvisory fee. The following table sets forth the prior and new schedules of the annual percentage rates of the advisory fee for the Portfolio. As indicated, under the amended Advisory Agreement, the annual percentage rates include breakpoints and decrease at all asset levels.

     ADVISORY FEES
     (Rates Applied to Aggregate Net Assets)

PRIOR ADVISORY AGREEMENT (1)        AMENDED ADVISORY AGREEMENT (2)
----------------------------   ---------------------------------------
 0.800% at all asset levels.     0.780% for the first $250 million;
                                  0.730% for the next $250 million;
                                0.680% for the next $250 million; and
                               0.650% of the excess over $750 million.

----------
(1) Aggregate Net Assets include the net assets of the Strategic Opportunities Trust.

(2) Aggregate Net Assets include the net assets of the Strategic Opportunities Trust and the Large Cap Trust as well as the JHF II Large Cap Fund.

     For the fiscal year ended December 31, 2005, the Trust paid JHIMS an advisory fee of $3,609,519 with respect to the Strategic Opportunities Trust. The prior advisory fee rate, which is set forth in the table above, reflects an increase of 0.10% that became effective on May 1, 2005. If the prior advisory fee rate had been in effect for the entire fiscal year ended December 31, 2005, the Trust would have paid an advisory fee of $3,770,740 with respect to the Portfolio. If the new advisory fee rates had been in effect for the entire fiscal year ended December 31, 2005, the advisory fee would have been $3,492,013 (a decrease of 3.26%).

CONSIDERATIONS BY THE BOARD OF TRUSTEES

     The Board, including the Independent Trustees, is responsible for selecting the Trust's investment adviser, approving the Adviser's selection of Portfolio subadvisers and approving the Trust's advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust's advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

     1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Portfolios;

     2.   the investment performance of the Portfolios and their subadvisers;

     3. the extent to which economies of scale would be realized as a Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

     4. the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser's relationship with the Trust; and

     5. comparative services rendered and comparative advisory and subadvisory fee rates.

     The Board believes that information relating to all these factors is relevant to its evaluation of the Trust's advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust's "manager-of-managers" advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board's consideration of these subadvisory agreements, because such fees are paid to subadvisers by the Adviser and not by the Portfolios and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

     In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser ("Material Relationships").

     In making its determination with respect to the factors that it considers, the Board reviewed:

     1. information relating to UBS' current subadvisory services to the Trust, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

     2. the performance of the Strategic Opportunities Trust and the performance of other portfolios managed by UBS with similar investment policies to those of the Strategic Opportunities Trust;

     3. the subadvisory fee for the Strategic Opportunities Trust, including any breakpoints; and

     4. information relating to the nature and scope of Material Relationships and their significance to the Trust's Adviser and unaffiliated subadvisers.

     Particular considerations of the Board in approving the new subadvisory agreement with UBS for the Strategic Opportunities Trust at the December 12-13, 2006 Board meeting included the following:

     1. UBS has more than 12 years experience, as well as demonstrated skills, as a manager and may be expected to provide a high quality of investment management services and personnel to the Strategic Opportunities Trust;

     2. FMR, the then current subadviser to the Strategic Opportunities Trust, had informed the Trust that it would be replacing the current portfolio manager for the Strategic Opportunities Trust with a new portfolio manager whom the Board regards less favorably than the current manager;

     3. The Large Cap Trust, a Trust Portfolio managed by UBS with a broadly similar investment style to the Strategic Opportunities Trust, has outperformed its benchmark index and peer group average since its inception in May 2005; and

     4. The subadvisory fee with respect to the Strategic Opportunities Trust under the new subadvisory agreement (i) is the product of arms-length negotiation between the Adviser and UBS, (ii) is within industry norms, (iii) is lower than the subadvisory fee under the prior FMR subadvisory agreement and will permit a decrease in the advisory fee for the Strategic Opportunities Trust, (iv) is paid by the Adviser and not by the Strategic Opportunities Trust and (e) contains breakpoints which are reflected in the advisory fee for the Strategic Opportunities Trust permitting shareholders to benefit from economies of scale.

DESCRIPTION OF PRIOR AND NEW SUBADVISORY AGREEMENTS

     The terms of the prior subadvisory agreement with FMR (including the prior sub-subadvisory agreement under which FMR delegated certain duties and responsibilities to FMRC) and new subsidiary agreement with UBS are substantially the same and are described below. For convenience, the agreements are generally, collectively referred to as the "subadvisory agreement" and the subadvisers as the "subadviser."

     DUTIES OF THE SUBADVISER. The subadviser manages the investment and reinvestment of the assets of the Portfolio, subject to the supervision of the Board and the Adviser (or the subadviser in the case of a sub-subadviser), and formulates a continuous investment program for the Portfolio consistent with its investment objective and policies. The subadvisers implements such program by purchases and sales of securities and regularly report thereon to the Board and the Adviser (or the subadviser in the case of a sub-subadviser). At its expense, the subadviser furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties. The subadviser also furnishes administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the Portfolio.

     TERM. The subadvisory agreement initially continues in effect for a period of no more than two years from the date of its execution and thereafter only if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of the

Trust. In either event, such continuance must also be approved by the vote of a majority of the Independent Trustees.

     Any required shareholder approval of any continuance of any of the subadvisory agreement is effective with respect to a Portfolio if a majority of the outstanding voting securities of the Portfolio votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other Portfolio affected by the agreement or (b) all of the Portfolios of the Trust.

     If the outstanding voting securities of a Portfolio fail to approve any continuance of a subadvisory agreement for the Portfolio, the subadviser will continue to act as subadviser with respect to the Portfolio pending the required approval of the continuance of the agreement or a new agreement with either that subadviser or a different subadviser, or other definitive action.

     TERMINATION. The subadvisory agreement provides that it may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the agreement and, as applicable, to the Trust. The following parties or others may terminate the agreement:

     -    the Board of Trustees of the Trust;

     - the holders of a majority of the outstanding voting securities of the Portfolio;

     -    the Adviser; and

     - the subadviser (or the sub-subadviser in the case of a sub-subadvisory agreement).

     Each of the subadvisory agreements automatically terminates in the event of its assignment.

     AMENDMENTS. The subadvisory agreement may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the Trust (except as noted below) and by the vote of a majority of the Independent Trustees of the Trust.

     The required shareholder approval of any amendment shall be effective with respect to the Portfolio if a majority of the outstanding voting securities of the Portfolio votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Portfolio affected by the amendment or (b) all of the Portfolios of the Trust.

     Pursuant to an order received by the Trust from the SEC, the Adviser is permitted to enter into subadvisory agreements appointing subadvisers which are not affiliates of the Adviser (other than by reason of serving as a subadviser to a Portfolio), and to change the terms of subadvisory agreements (including subadvisory fees) with respect to such subadvisers, without shareholder approval. The Trust is therefore able to engage non-affiliated subadvisers from time to time without the expense and delays associated with holding a meeting of shareholders.

     LIABILITY OF SUBADVISERS. Neither the subadviser nor any of its officers, directors or employees will be liable to the Adviser or Trust for any loss suffered by the Adviser or Trust resulting from its acts or omissions as subadviser to the Portfolio, except for losses resulting from willful misfeasance, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the subadviser or any of its officers, directors or employees.

     CONSULTATION WITH SUBADVISERS TO THE PORTFOLIOS. Consistent with Rule 17a-10 under the 1940 Act, the subadvisory agreement prohibits the subadviser from consulting with the following entities concerning transactions for a Portfolio in securities or other assets: (a) other subadvisers to the Portfolio,
(b) subadvisers to other Portfolios, and (c) subadvisers to portfolios under common control with the Portfolio.

     CONFIDENTIALITY OF PORTFOLIO HOLDINGS. The subadviser is required to treat Trust portfolio holdings as confidential and to prohibit its employees from trading on such confidential information.

                               VOTING INFORMATION

     Proxies from the shareholders of the Acquired Portfolio are being solicited by the Board for the Meeting to be held at 601 Congress Street, Boston, Massachusetts 02210 on APRIL 12, 2007 AT 10:00 A.M. EASTERN TIME, or at such later time as designated upon adjournment.

SHAREHOLDERS OF THE TRUST

     The Trust does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts ("contracts"), certain entities affiliated with the insurance companies and trustees of qualified pension and retirement plans for which JH Distributors performs certain administrative services. Only shares of a particular Portfolio are entitled to vote on matters which affect only the interests of that Portfolio.

     As of the Record Date, shares of the Acquired and Acquiring Portfolios were legally owned by John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)"), John Hancock Life Insurance Company of New York ("JHLICO New York"), John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") and the "Lifestyle Trusts" (as defined below). See "Outstanding Shares and Share Ownership" below. In the Trust's view, to the extent that any of these insurance companies legally owns more than 25% of the shares of the Acquired or Acquiring Portfolios, such company, which lacks the power to vote (see "Solicitation of Proxies and Voting Instructions" below) or dispose of, or a pecuniary interest in, such shares, would not beneficially own such shares and thus would not be a control person with respect to the Portfolio(s).

     Each of JHLICO (U.S.A.), JHLICO New York and JH Distributors is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company. Each of JHLICO and JHVLICO is a wholly owned subsidiary of John Hancock Financial Services, Inc. The ultimate parent entity of each such insurance company and of JH Distributors is Manulife Financial Corporation ("MFC"), the holding company of Manulife and its subsidiaries, collectively known as "Manulife Financial." The principal offices of Manulife Financial are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     JHLICO (U.S.A.) is a stock life insurance company originally organized under the laws of Pennsylvania, redomesticated under the laws of Michigan and having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York and having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. JHLICO is a life insurance company organized under the laws of Massachusetts and having its principal offices at 200 Clarendon Street, Boston, Massachusetts 02117. JHVLICO is a life insurance company organized under the laws of Massachusetts and having its principal offices at 197 Clarendon Street, Boston, Massachusetts 02117. Each of JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO holds shares of the Trust in their separate accounts through which they fund the variable contracts they issue and may hold shares directly.

     The Lifestyle Trusts are Portfolios of the Trust that operate as funds of funds and invest in other Trust Portfolios. The five Lifestyle Trusts are: the Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust and Lifestyle Conservative 280 Trust. JHLICO (U.S.A.) and JHLICO New York are the legal owners of shares of the Lifestyle Trusts held in their separate accounts.

VOTING RIGHTS AND PROCEDURES

     Shareholders of record at the close of business on February 12, 2007 (the "Record Date") will be entitled to vote at the Meeting or any adjournment thereof.

     Quorum; Definition of a Majority of Outstanding Voting Securities; Required Vote. The holders of 30% of the outstanding shares of the Acquired Portfolio at the close of business on the Record Date present in person or by proxy will constitute a quorum for the Meeting. A majority of the outstanding voting securities of the Acquired Portfolio entitled to vote at the close of business on that date is required to approve the Proposal as to that Portfolio. As used in this Proxy Statement/Prospectus, the vote of a "Majority of the Outstanding Voting Securities" means the affirmative vote of the lesser of:

(1) 67% or more of the voting securities of the Acquired Portfolio present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present in person or by proxy; or

(2)  more than 50% of the outstanding voting securities of the Acquired
     Portfolio.

Acquired Portfolio shareholders are entitled to one vote for each share of Series I, Series II and NAV shares held and fractional votes for fractional shares held. No shares have cumulative voting rights.

     In the event the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a proposal will require the affirmative vote of the holders of a majority of the shares of the affected Portfolio cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion.

     Abstentions. Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to the Proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against the Proposal.

     Portfolio Voting. Shares of the Acquired Portfolio will be voted in the aggregate and not by class of shares with respect to the Proposal.

     Revocation of Proxies. Proxies may be revoked prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of the Trust at 601 Congress Street, Boston, Massachusetts 02210, or
(ii) signing and returning a new proxy, in each case if received by the Trust by April 11, 2007. ALL VALID PROXIES WILL BE VOTED IN ACCORDANCE WITH SPECIFICATIONS THEREON, OR IN THE ABSENCE OF SPECIFICATIONS, FOR APPROVAL OF THE PROPOSALS.

SOLICITATION OF PROXIES AND VOTING INSTRUCTIONS

     The Trust is soliciting proxies from the shareholders of the Acquired Portfolios, including JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO, which have the right to vote upon matters that may be voted upon at a special shareholders' meeting. JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO will furnish this Proxy Statement/Prospectus to the owners of contracts participating in separate accounts registered under the 1940 Act that hold shares of the Acquired Portfolio to be voted at the Meeting and will solicit voting instructions from those contract owners.

     JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO will vote all shares of the Acquired Portfolio issued to them in proportion to the timely instructions received from contract owners participating in the separate accounts described above. In addition, the Trust will vote all shares of the Acquired Portfolio held by the Lifestyle Trusts in proportion to such instructions. The effect of such proportional voting is that a small number of contract owners can determine the outcome of the voting.

     Under the Plan, the expenses of the Reorganization, including the cost of the preparation and distribution of these proxy materials, will be borne by the Acquired and Acquiring Portfolios and will be allocated between the Portfolios on the basis of their relative net assets as of December 31, 2006. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by JHIMS. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of the Trust, JHIMS and its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of voting instructions. For those services, they will be reimbursed by the Trust for their out-of-pocket expenses. For the estimated expenses of the Reorganization, see "Capitalization" above.

                     OUTSTANDING SHARES AND SHARE OWNERSHIP

ACQUIRED PORTFOLIO

     As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to the Series I, Series II and NAV shares of the Acquired Portfolio, and the percentage ownership thereof by each of JHLICO (U.S.A.), JHLICO New York, JHLICO, JHVLICO and the Lifestyle Trusts, are set forth below:

                                                 PERCENTAGE OF SHARES HELD BY:
                                       --------------------------------------------------
   PORTFOLIO AND         NUMBER OF      JHLICO     JHLICO                       LIFESTYLE
    SHARE CLASS       ELIGIBLE VOTES   (U.S.A.)   NEW YORK   JHLICO   JHVLICO    TRUSTS*
-------------------   --------------   --------   --------   ------   -------   ---------
STRATEGIC
OPPORTUNITIES TRUST
   --Series I
   --Series II
   --NAV

----------
*    Represents the aggregate percentage ownership of shares by the Lifestyle
     Trusts.

     As of the Record Date, to the knowledge of the Trust, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding shares of any class of the Acquired Portfolio.

     As of the Record Date, Trustees and officers of the Trust, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of the Acquired Portfolio.

ACQUIRING PORTFOLIO

     As of the Record Date, the number of shares outstanding with respect to the Series I, Series II and NAV shares of the Acquiring Portfolio, and the percentage ownership thereof by each of JHLICO U.S.A., JHLICO New York, JHLICO, JHVLICO and the Lifestyle Trusts, are set forth below:

                                           PERCENTAGE OF SHARES HELD BY:
                   NUMBER OF    --------------------------------------------------
 PORTFOLIO AND    OUTSTANDING    JHLICO     JHLICO                       LIFESTYLE
  SHARE CLASS        SHARES     (U.S.A.)   NEW YORK   JHLICO   JHVLICO    TRUSTS*
---------------   -----------   --------   --------   ------   -------   ---------
LARGE CAP TRUST
   --Series I
   --Series II
   --NAV

----------
*    Represents the aggregate percentage ownership of shares by the Lifestyle
     Trusts.

     As of the Record Date, to the knowledge of the Trust, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding Series I, Series II or NAV shares the Acquiring Portfolio.

     As of the Record Date, Trustees and officers of the Trust, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of the Acquiring Portfolio.

                              FINANCIAL STATEMENTS

     The financial statements of the Trust included in its Annual Report to Shareholders for the fiscal year ended December 31, 2005 have been audited by PricewaterhouseCoopers LLP. These financial statements, together with the unaudited financial statements of the Trust included in its Semi-Annual Report to Shareholders for the six-month period ended June 30, 2006, have been incorporated by reference into the Statement of Additional Information insofar as such financial statements relate to the Acquired and Acquiring Portfolios. The financial highlights of the Acquired and Acquiring Portfolios as of June 30, 2006 are included in Appendix C to this Proxy Statement/Prospectus.

     The Trust will furnish, without charge, a copy of the Trust's Annual Report for the fiscal year ended December 31, 2005 and Semi-Annual Report for the six-month period ended June 30, 2006 to any shareholder or contract owner upon request. To obtain a report, please contact the Trust by calling 1-800-344-1029 or by writing to the Trust at 601 Congress Street, Boston, Massachusetts 02210,
Attn.: Gordon Shone.

                                  LEGAL MATTERS

     Certain matters concerning the issuance of shares of the Acquiring Portfolio will be passed upon by Betsy Anne Seel, Esq., Assistant Vice President and Senior Counsel, U.S. Operations Law Department, John Hancock. Certain tax consequences of the Reorganization will be passed upon by Dykema Gossett PLLC, 400 Renaissance Center, Detroit, Michigan 48243.

                                  OTHER MATTERS

     The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

     The Trust is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of the Trust must be received by the Trust a reasonable time before the Trust's solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

                        BY ORDER OF THE BOARD OF TRUSTEES

February 23, 2007
Boston, Massachusetts

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, SIGN AND DATE THE PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

                                   APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

          THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made this ___ day of ______________, 2007, by John Hancock Trust (the "Trust"), a Massachusetts business trust, on behalf of the Strategic Opportunities Trust (the "Acquired Portfolio") and the Large Cap Trust (the "Acquiring Portfolio"), each of which is a separate series or portfolio of the Trust, and, for purposes of Section 9 of the Plan only, by John Hancock Investment Management Services, LLC, the investment adviser to the Trust.

          WHEREAS, the Trust intends to provide for the reorganization of the Acquired Portfolio through the acquisition by the Acquiring Portfolio of all or substantially all of the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for Series I, Series II and NAV voting shares of beneficial interest, par value $.01 per share, of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Acquired Portfolio and the distribution to Acquired Portfolio shareholders of the Acquiring Portfolio Shares (the "Reorganization"); and

          WHEREAS, the Board of Trustees of the Trust has determined that the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Portfolio to the Acquiring Portfolio is in the best interests of each such Portfolio, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such Portfolios ("contract owners"), and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization;

          NOW, THEREFORE, in consideration of the mutual promises herein contained, the Trust on behalf of, respectively, the Acquired Portfolio and the Acquiring Portfolio hereto agrees as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES AND LIQUIDATION OF THE ACQUIRED PORTFOLIO

     (a) Plan of Reorganization.

     (i) The Trust on behalf of the Acquired Portfolio, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Acquired Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Acquired Portfolio and (B) issue and deliver to the Acquired Portfolio that number of full and fractional Series I, Series II and NAV shares of the Acquiring Portfolio as determined in Section 1(c) hereof. Any Series I, Series II and NAV shares of capital stock (if any), par value $.01 per share, of the Acquired Portfolio ("Acquired Portfolio Shares") held in the treasury of the Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Acquired Portfolio and the Acquiring Portfolio shall be performed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Acquired Portfolio and the Acquiring Portfolio. The determination of the Custodian shall be conclusive and binding on all parties in interest.

     (ii) As of the Effective Time of the Reorganization, the Acquired Portfolio will liquidate and distribute pro rata to its shareholders of record ("Acquired Portfolio shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to
Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Portfolio held by the Acquired Portfolio shareholders. The holders of Series I, Series II and NAV shares of the Acquired Portfolio will receive, respectively, Series I, Series II and NAV shares of the Acquiring Portfolio. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio shareholders and representing the respective pro-rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring

Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

     (iii) As soon as practicable after the Effective Time of the Reorganization, the Trust shall take all the necessary steps under Massachusetts law, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") and any other applicable law to effect a complete dissolution of the Acquired Portfolio.

     (b) Exchange Date and Effective Time of the Reorganization.

     (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on the day (the "Exchange Date") which is the later of
(A) the final adjournment of the meeting of the holders of Acquired Portfolio shares at which this Plan will be considered, (B) April 27, 2007 and (C) such later day as the Trust may determine.

     (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

     (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     (iv) On the Exchange Date, portfolio securities of the Acquired Portfolio shall be transferred by the Custodian to the account of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

     (c) Valuation.

     (i) The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Portfolio and the net value of the assets of the Acquired Portfolio to be transferred in exchange for such Series I, Series II and NAV shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Portfolio shall be computed by the Custodian in the manner set forth in the Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Acquired Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

     (ii) The number of Series I, Series II and NAV shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Acquired Portfolio's assets shall be determined by dividing the net value of the assets of the Acquired Portfolio attributable to shares of each class and to be transferred by the net asset value per share of the corresponding Series I, Series II and NAV shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

     (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Acquired Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE TRUST ON BEHALF OF THE ACQUIRING PORTFOLIO

     The Trust on behalf of the Acquiring Portfolio represents and warrants as follows:

     (a) Organization, Existence, etc. The Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Portfolio and the Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) Registration as Investment Company. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) Current Offering Documents. The current prospectus of the Trust dated April 28, 2006, as supplemented, and the current statement of additional information of the Trust dated April 28, 2006, as supplemented, and as each may be further supplemented or amended, included in the Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission ("Commission"), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) Capitalization. The Trust has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of the Trust have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

     (e) Financial Statements. The Financial Statements of the Trust for the fiscal year ended December 31, 2005, which have been audited by the independent registered public accounting firm retained by the Trust, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

     (f) Shares to be Issued Upon Reorganization. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust Portfolio could, under certain circumstances, be held personally liable for the obligations of such Portfolio).

     (g) Authority Relative to this Plan. The Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Trust's Board of Trustees and no other proceedings by the Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (h) Liabilities. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Trust's Financial Statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to December 31, 2005 or otherwise previously disclosed to the Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

     (i) No Material Adverse Change. Since December 31, 2005, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Trust, threatened which would adversely affect the Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Trust or the Acquiring Portfolio and, to the knowledge of the Trust, there are no regulatory investigations of the Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

     (k) Contracts. No default exists under any material contract or other commitment on behalf of the Acquiring Portfolio to which the Trust is subject.

     (l) Taxes. All federal and other income tax returns of the Trust with respect to the Acquiring Portfolio required to be filed by the Trust with respect to the Acquiring Portfolio have been filed for all taxable years to and including December 31, 2005, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Trust with respect to the Acquiring Portfolio have been paid so far as due. The Trust and the Acquiring Portfolio currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Portfolio, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Portfolio's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Portfolio is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

     (m) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRUST ON BEHALF OF THE ACQUIRED
PORTFOLIO

     The Trust on behalf of the Acquired Portfolio represents and warrants as follows:

     (a) Organization, Existence, etc. The Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Portfolio is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Portfolio and the Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) Registration as Investment Company. The Trust is registered under the Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) Current Offering Documents. The current prospectus of the Trust dated April 28, 2006, as supplemented, and the current statement of additional information of the Trust dated April 28, 2006, as supplemented, and as each may be further supplemented or amended, included in the Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) Capitalization. The Trust has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of the Trust have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). All such shares of the Acquired Portfolio will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Portfolio as set forth on the books and records of the Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Portfolio shares, and the Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Portfolio shares (other than any existing dividend reinvestment plans of the Acquired Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Acquired Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Trust). All of the Acquired Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

     (e) Financial Statements. The Financial Statements of the Trust for the fiscal year ended December 31, 2005, which have been audited by the independent registered public accounting firm retained by the Trust, fairly present the financial position of the Acquired Portfolio as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

     (f) Authority Relative to this Plan. The Trust, on behalf of the Acquired Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Trust's Board of Trustees and no other proceedings by the Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (g) Liabilities. There are no liabilities of the Acquired Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Trust's Financial Statements with respect to the Acquired Portfolio and liabilities incurred in the ordinary course of business subsequent to December 31, 2005 or otherwise previously disclosed to the Trust with respect to the Acquired Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquired Portfolio.

     (h) No Material Adverse Change. Since December 31, 2005, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Trust, threatened which would adversely affect the Trust or the Acquired Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Trust or the Acquired Portfolio and, to the knowledge of the Trust, there are no regulatory investigations of the Trust or the Acquired Portfolio, pending or threatened, other than routine inspections and audits.

     (j) Contracts. The Trust is not subject to any contracts or other commitments on behalf of the Acquired Portfolio (other than this Plan) which will not be terminated with respect to the Acquired Portfolio without liability to the Trust or the Acquired Portfolio as of or prior to the Effective Time of the Reorganization.

     (k) Taxes. All federal and other income tax returns of the Trust with respect to the Acquired Portfolio required to be filed by the Trust with respect to the Acquired Portfolio have been filed for all taxable years to and including December 31, 2005, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Trust with respect to the Acquired Portfolio have been paid so far as due. The Trust and the Acquired Portfolio currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Portfolio, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Portfolio's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquired Portfolio is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

     (l) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING PORTFOLIO

     The Trust on behalf of the Acquiring Portfolio covenants to the following:

     (a) Registration Statement. On behalf of the Acquiring Portfolio, the Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Acquired Portfolio relating to the meeting of the Acquired Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Portfolio's shareholders meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (b) Cooperation in Effecting Reorganization. The Trust on behalf of the Acquiring Portfolio agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.

     (c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, the Trust with respect to the Acquiring Portfolio shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRED PORTFOLIO

     The Trust on behalf of the Acquired Portfolio covenants to the following:

     (a) Meeting of the Acquired Portfolio's Shareholders. The Trust shall call and hold a meeting of the shareholders of the Acquired Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

     (b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Trust's books. At least five (5) business days prior to the Exchange Date, the Acquired Portfolio will provide the Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Acquired Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Acquired Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Trust will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Acquired Portfolio as of the Effective Time of the Reorganization and prepared in accordance with GAAP (the "Schedule"). All securities to be listed in the Schedule for the Acquired Portfolio as of the Effective Time of the Reorganization will be owned by the Acquired Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

     (c) Registration Statement. In connection with the preparation of the Registration Statement, the Trust on behalf of the Acquired Portfolio will furnish the information relating to the Acquired Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Portfolio's shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Trust, insofar as they relate to the Acquired Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Trust with respect to the Acquired Portfolio for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in this Section 5(c).

     (d) Cooperation in Effecting Reorganization. The Trust on behalf of the Acquired Portfolio agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

     (e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, the Trust with respect to the Acquired Portfolio shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

     (f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Trust on behalf of the Acquired Portfolio shall prepare a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED PORTFOLIO

The obligations of the Trust on behalf of the Acquired Portfolio with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) Approval by the Acquired Portfolio's Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Portfolio entitled to vote on the matter ("Acquired Shareholder Approval").

     (b) Covenants, Warranties and Representations. With respect to the Acquiring Portfolio, the Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since December 31, 2005.

     (c) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

     (d) Tax Opinion. The Trust shall have received the opinion of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Trust, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates to the Acquired Portfolio and the Acquiring Portfolio (the "Tax Opinion"). For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as a senior officer of the Trust will have verified as of the Effective Time of the Reorganization. The opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code") with respect to the Acquired and Acquiring Portfolios; (2) no gain or loss will be recognized by the Acquired or the Acquiring Portfolio upon the transfer of all of the assets and liabilities, if any, of the Acquired Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio; (3) no gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of such Portfolio's shares solely for shares of the Acquiring Portfolio; (4) the tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Acquired Portfolio pursuant to the Reorganization will be the same as the tax basis of the shares of the Acquired Portfolio held by the shareholder immediately prior to the Reorganization; (5) the holding period of the shares of the Acquiring Portfolio received by each holder of shares of the Acquired Portfolio pursuant to the Reorganization will be the same as the holding period of the shares of the Acquired Portfolio held by the shareholder (provided the shares of the Acquired Portfolio were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; (6) the tax basis of the assets of the Acquired Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets of the Acquired Portfolio immediately prior to the Reorganization; and (7) the holding period of the assets of the Acquired Portfolio acquired by the Acquiring Portfolio will be the same as the holding period of those assets of the Acquired Portfolio immediately prior to the Reorganization.

     (e) Financial Statements. The Financial Statements of the Trust for the fiscal year ended December 31, 2006 shall have been audited by the independent registered public accounting firm retained by the Trust. In addition, as of the Exchange Date and except as may be affected by the transactions contemplated by this Plan: (a) the representations and warranties of the Trust on behalf of the Acquiring Portfolio set forth in Sections 2(e) and (h) of this Plan are true and correct as to the financial statements referred to in the first sentence of this
Section 6(e); and (b) the representation and warranty set forth in the first sentence of Section 2(l) of this Plan are true and correct as to all taxable years to and including December 31, 2006.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING PORTFOLIO

     The obligations of the Trust on behalf of each Acquiring Portfolio with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) Approval by the Acquired Portfolio's Shareholders. The Acquired Shareholder Approval shall have been obtained with respect to the Acquired Portfolio.

     (b) Covenants, Warranties and Representations. With respect to the Acquired Portfolio, the Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h) in the financial condition, results of operations, business, properties or assets of the Acquired Portfolio since December 31, 2005.

     (c) Portfolio Securities. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by John Hancock Investment Management Services, LLC (or, at its discretion, by the subadviser for the Acquiring Portfolio) as consistent with the investment policies of the Acquiring Portfolio.

     (d) Regulatory Approval. The Regulatory Approvals shall have been obtained.

     (e) Distribution of Income and Gains. The Trust on behalf of the Acquired Portfolio shall have distributed to the shareholders of the Acquired Portfolio all of the Acquired Portfolio's investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carryforward, for its taxable year ending on the Exchange Date.

     (f) Tax Opinion. The Trust shall have received the Tax Opinion.

     (g) Financial Statements. The Financial Statements of the Trust for the fiscal year ended December 31, 2006 shall have been audited by the independent registered public accounting firm retained by the Trust. In addition, as of the Exchange Date and except as may be affected by the transactions contemplated by this Plan: (a) the representations and warranties of the Trust on behalf of the Acquired Portfolio set forth in Sections 3(e) and (g) of this Plan are true and correct as to the financial statements referred to in the first sentence of this
Section 7(g); and (b) the representation and warranty set forth in the first sentence of Section 3(k) of this Plan are true and correct as to all taxable years to and including December 31, 2006.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

     (a) Amendments. The Trust may, by an instrument in writing authorized by the Board of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

     (b) Waivers. At any time prior to the Effective Time of the Reorganization, the Trust, on behalf of either or both of the Acquired and Acquiring Portfolios, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it or such Portfolio or Portfolios contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Portfolio or Portfolios contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

     (c) Termination. This Plan may be terminated by the Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that the Board of Trustees or the officers of the Trust determine that proceeding with this Plan is not in the best interests of the shareholders or contract owners of either or both of the Acquired and Acquiring Portfolios or for any other reason.

     (d) Unless the Trust shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on September 30, 2007 if the Effective Time of the Reorganization is not on or prior to such date.

     (e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9. EXPENSES

     The expenses of the Reorganization will be borne by the Acquired and Acquiring Portfolios and will be allocated between the Portfolios on the basis of their relative net assets as of December 31, 2006. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by John Hancock Investment Management Services, LLC. Such expenses include, without limitation,
(i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Portfolio shares registered thereby, which shall be payable by the Acquiring Portfolio;
(iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.

10. RELIANCE

     All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Portfolios, the Acquiring Portfolios and the Trust notwithstanding any investigation made by such party or on its behalf.

11. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

     (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

     (d) This Plan shall bind and inure to the benefit of the Trust, the Acquired Portfolio and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

     (e) The name "John Hancock Trust" is the designation of the Trustees under an Agreement and Declaration of Trust dated September 29, 1988, as amended, and all persons dealing with the Trust must look solely to the Trust's property for the enforcement of any claims against the Trust, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust. No series of the Trust shall be liable for claims against any other series of the Trust.

          IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                                        JOHN HANCOCK TRUST
                                        on behalf of the Acquired Portfolio


                                        BY:
                                            ------------------------------------
                                        Name:
                                              ----------------------------------
                                        Title:
                                               ---------------------------------


                                        JOHN HANCOCK TRUST
                                        on behalf of the Acquiring Portfolio


                                        BY:
                                            ------------------------------------
                                        Name:
                                              ----------------------------------
                                        Title:
                                               ---------------------------------


                                        For purposes of Section 9 of this
                                        Agreement only:

                                        JOHN HANCOCK INVESTMENT MANAGEMENT
                                        SERVICES, LLC


                                        BY:
                                            ------------------------------------
                                        Name:
                                              ----------------------------------
                                        Title:
                                               ---------------------------------

                                   APPENDIX B

                        ADDITIONAL INFORMATION ABOUT UBS

     This Appendix provides additional information about UBS as the new subadviser for the Strategic Opportunities Trust effective December 18, 2006.

     MANAGEMENT OF UBS The names and principal occupations of the principal executive officers and directors of UBS are set forth below. Unless otherwise stated below, the business address of each such person is One North Wacker Drive, 38th Floor, Chicago, Illinois 60606.

NAME                 POSITION WITH UBS                          PRINCIPAL OCCUPATION
----                 -----------------                          --------------------
Kai R. Sotorp        Managing Director and Head of Americas     Head of Americas Region, UBS Global
                     Region, UBS Global Asset Management;       Asset Management
                     President and member, Board of
                     Directors, UBS Global Asset Management
                     (US) Inc. and UBS Global Asset
                     Management (Americas) Inc. (2004 -
                     present); Member UBS AG Group Managing
                     Board (2003-present)

John C. Moore        Managing Director and member, Board of     Head of Financial Control, UBS Global
                     Directors, Head of Financial Control,      Asset Management (Americas) Inc.
                     UBS Global Asset Management (Americas)
                     Inc. (2004 - present)

Mark F. Kemper       Executive Director and General Counsel     General Counsel of UBS Global Asset
                     of UBS Global Asset Management -           Management - Americas region
                     Americas region (2004 - present); Legal
                     Counsel of UBS Global Asset Management
                     (Americas) Inc. (f/k/a Brinson Partners,
                     Inc.) (1993 - present); Secretary of UBS
                     Global Asset Management (Americas) Inc.
                     (1999 - present); Secretary of UBS
                     Global Asset Management Trust Company;
                     Secretary of UBS Global Asset Management
                     (US) Inc. (2004 - present)

Barry M. Mandinach   Managing Director and Head of              Head of Distribution - UBS Global
51 W. 52nd St.       Distribution, member, Board of             Asset Management (Americas) Inc.
New York, NY 10019   Directors, UBS Global Asset Management
                     (Americas) Inc. (2001- present);
                     President, UBS Global Asset Management
                     (US) Inc. (2004 - present)

Joseph M. McGill     Executive Director and Chief Compliance    Chief Compliance Officer, UBS Global
51 W. 52nd St.       Officer, UBS Global Asset Management       Asset Management (Americas) Inc. and
New York, NY 10019   (Americas) Inc. and UBS Global Asset       UBS Global Asset Management (US) Inc.
                     Management (US) Inc. (2003 - Present)

     OTHER INVESTMENT COMPANIES ADVISED BY UBS. UBS currently acts as adviser or subadviser to the following registered investment companies or series thereof having similar investment objectives and policies to those of the Strategic Opportunities Trust. The table below also states the size of each such fund as of June 30, 2006 and the current advisory or subadvisory fee rate for each fund as a percentage of average daily net assets.

NAME OF FUND                           ASSETS AS OF  6/30/06   ADVISORY/SUBADVISORY FEE RATE
------------                           ---------------------   -----------------------------
John Hancock Trust Large Cap Trust     $161.6 million          First $250,000,000 @ 0.33%
                                                               Next $250,000,000 @ 0.28%
                                                               Next $250,000,000 @ 0.23%
                                                               Over $750,000,000 @ 0.20%

John Hancock Funds II Large Cap Fund   $181.9 million          First $250,000,000 @ 0.33%
                                                               Next $250,000,000 @ 0.28%
                                                               Next $250,000,000 @ 0.23%
                                                               Over $750,000,000 @ 0.20%

ING UBS U.S. Large Cap Equity          $287.5 million          First $100,000,000 @ 0.30%
Portfolio                                                      Next $100,000,000 @ 0.27%
                                                               Over $200,000,000 @ 0.25%

AXA Enterprise Growth & Income Fund    $188.2 million          First $100,000,000 @ 0.30%
                                                               Next $100,000,000 @ 0.27%
                                                               Over $200,000,000 @ 0.25%

EQ/UBS Growth & Income Portfolio       $186.9 million          First $100,000,000 @ 0.30%
                                                               Next $100,000,000 @ 0.25%
                                                               Over $200,000,000 @ 0.20%

PAYMENTS TO AFFILIATED BROKER

     For the fiscal year ended December 31, 2005, the Strategic Opportunities Trust paid brokerage commissions to UBS Securities, LLC, a broker-dealer affiliated with UBS, as follows:

                 PERCENT OF AGGREGATE      PERCENT OF DOLLAR ($) AMOUNT OF
COMMISSIONS   COMMISSIONS FOR THE PERIOD     TRANSACTIONS FOR THE PERIOD
-----------   --------------------------   -------------------------------
$2,287                   1.59%                          0.04%

                                   APPENDIX C

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables for the Acquired and Acquiring Portfolios are intended to help investors understand the financial performance of each Portfolio for the past five years (or since inception in the case of a Portfolio in operation for less than five years). Certain information reflects financial results for a single share of a Portfolio. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular Portfolio (assuming reinvestment of all dividends and distributions). The financial statements of the Trust included in its Annual Report to Shareholders for the fiscal year ended December 31, 2005 have been audited by PricewaterhouseCoopers LLP. These financial statements, together with the unaudited financial statements of the Trust included in its Semi-Annual Report to Shareholders for the six-month period ended June 30, 2006, have been incorporated by reference into the Statement of Additional Information insofar as such financial statements relate to the Acquired and Acquiring Portfolios. Copies of these reports are available on request as described above.

     The performance information included in the "Financial Highlights" does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

John Hancock Trust
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

STRATEGIC OPPORTUNITIES

                          SERIES I                                                SERIES II
PERIOD ENDED              6-30-06(b) 12-31-05 12-31-04 12-31-03 12-31-02 12-31-01 6-30-06(b) 12-31-05 12-31-04 12-31-03 12-31-02(a)
------------              ---------- -------- -------- -------- -------- -------- ---------- -------- -------- -------- -----------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD     $11.94     $10.93   $ 9.74   $ 7.74  $ 12.64  $ 17.52   $11.92     $10.91   $ 9.71   $ 7.73  $ 11.99
Net investment income
   (loss)(h)                 0.02         --     0.04     0.01    (0.03)   (0.02)    0.01      (0.02)    0.03    (0.01)      --
Net realized and
   unrealized gain
   (loss) on investments     0.52       1.06     1.16     1.99    (4.87)   (2.47)    0.51       1.06     1.17     1.99    (4.26)
TOTAL FROM INVESTMENT
   OPERATIONS                0.55       1.06     1.20     2.00    (4.90)   (2.49)    0.53       1.04     1.20     1.98    (4.26)
LESS DISTRIBUTIONS
From net investment
   income                      --      (0.05)   (0.01)      --       --    (0.08)      --      (0.03)      --       --       --
From net realized gain         --         --       --       --       --    (2.31)      --         --       --       --       --
                               --      (0.05)   (0.01)      --       --    (2.39)      --      (0.03)      --       --       --
NET ASSET VALUE, END OF
   PERIOD                  $12.48     $11.94   $10.93   $ 9.74  $  7.74  $ 12.64   $12.44     $11.92   $10.91   $ 9.71  $  7.73
TOTAL RETURN (%)(k)          4.53(m)    9.72    12.32    25.84   (38.77)  (15.25)    4.36(m)    9.55    12.39    25.61   (35.53)(m)
RATIOS AND SUPPLEMENTAL
   DATA
Net assets, end of period
   (in millions)           $  409     $  434   $  495   $  534  $   514  $ 1,057   $   25     $   26   $   28   $   23  $     9
Ratio of net expenses to
   average net assets (%)    0.91(r)    0.93     0.92     0.93     0.92     0.91     1.11(r)    1.13     1.12     1.13     1.12(r)
Ratio of net investment
   income (loss) to
   average net assets (%)    0.33(r)    0.03     0.40     0.10    (0.28)   (0.12)    0.14(r)   (0.17)    0.25    (0.13)    0.02(r)
Portfolio turnover (%)         59(m)     106      116      185      229      260       59(m)     106      116      185      229

                           SERIES NAV
PERIOD ENDED               6-30-06(b) 12-31-05(a)
------------               ---------- -----------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD      $11.95      $9.97
Net investment income
   (loss)(h)                  0.02       0.07
Net realized and
   unrealized gain (loss)
   on investments             0.52       1.91
TOTAL FROM INVESTMENT
   OPERATIONS                 0.54       1.98
LESS DISTRIBUTIONS
From net investment income      --         --
                                --         --
NET ASSET VALUE, END OF
   PERIOD                   $12.49     $11.95
TOTAL RETURN (%)              4.55(m)   19.86(m)
RATIOS AND SUPPLEMENTAL
   DATA
Net assets, end of period
   (in millions)                --(n)      --(n)
Ratio of net expenses to
   average net assets (%)     0.86(r)    0.91(r)
Ratio of net investment
   income (loss) to
   average net assets (%)     0.37(r)    0.87(r)
Portfolio turnover (%)          59(m)     106

(a) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.

(b)  Unaudited

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(m)  Not annualized.

(n)  Less than $500,000.

(r)  Annualized.

John Hancock Trust
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

LARGE CAP

                          SERIES I                 SERIES II
PERIOD ENDED              6-30-06(b)  12-31-05(a)  6-30-06(b)  12-31-05(a)
------------              ----------  -----------  ----------   ----------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD     $14.13       $12.50       $14.09      $12.50
Net investment income
   (loss)(h)                 0.04         0.05         0.04        0.05
Net realized and
   unrealized gain (loss)
   on investments            0.15         1.58         0.15        1.54
TOTAL FROM INVESTMENT
   OPERATIONS                0.19         1.63         0.19        1.59
LESS DISTRIBUTIONS
From net investment
   Income                   (0.03)          --        (0.04)         --
From net realized gain      (0.34)          --        (0.34)         --
                            (0.37)          --        (0.38)         --
NET ASSET VALUE, END OF
   PERIOD                  $13.95       $14.13       $13.90      $14.09
TOTAL RETURN (%)(K)          1.35(m)     13.04(m)      1.32(m)    12.72(m)
RATIOS AND SUPPLEMENTAL
  DATA
Net assets, end of period
   (in millions)               --(n)        --(n)    $    1      $    1
Ratio of net expenses to
   average net assets (%)    0.93(r)      1.15(r)      1.13(r)     1.11(r)
Ratio of net Investment
   income (loss) to
   average net assets (%)    0.68(r)      0.58(r)      0.61(r)     0.53(r)
Portfolio turnover (%)         12(m)        46(m)        12(m)       46(m)

                          SERIES NAV
PERIOD ENDED              6-30-06(b)  12-31-05(a)
------------              ----------  -----------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD     $14.12       $12.50
Net investment income        0.06         0.07
   (loss)(h)
Net realized and
   unrealized gain (loss)
   on investments            0.14         1.55
TOTAL FROM INVESTMENT        0.20         1.62
   OPERATIONS
LESS DISTRIBUTIONS
From net investment
   income                   (0.06)          --
From net realized gain      (0.34)          --
                            (0.40)          --
NET ASSET VALUE, END OF    $13.92       $14.12
   PERIOD
TOTAL RETURN (%)(k)          1.41(m)     12.96(m)
RATIOS AND SUPPLEMENTAL
   DATA
Net assets, end of period  $  160       $  125
   (in millions)
Ratio of net expenses
   to average net
   assets (%)                0.88(r)      0.94(r)
Ratio of net investment
   income (loss) to
   average net assets (%)    0.87(r)      0.75(r)
Portfolio turnover (%)         12(m)        46(m)

(a)  Series I, Series II and Series NAV shares began operations on 4-29-05.

(b)  Unaudited

(h)  Based on the average of the shares outstanding,

(k)  Assumes dividend reinvestment.

(m)  Not annualized.

(n)  Less than $500,000.

(r)  Annualized.

                               JOHN HANCOCK TRUST

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                            VOTING INSTRUCTIONS FORM

[NAME OF INSURANCE COMPANY]
Strategic Opportunities Trust

     The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company to vote all shares of John Hancock Trust (the "Trust") attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m. Eastern Time, April 12, 2007, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

     Voting pursuant to these instructions will be as specified. If no specification is made as to an item, voting will be for such item. This voting instructions form is provided for the shares of the Mid Cap Core Trust and/or Strategic Value Trust attributable to your contract values as of February 12, 2007. Please sign, date and return the voting instructions form in the enclosed postage-paid envelope.

     VOTING INSTRUCTIONS MUST BE RECEIVED BY APRIL 11, 2007, TO BE VOTED AT THE MEETING TO BE HELD ON APRIL 12, 2007.

     THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.), JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK, JOHN HANCOCK LIFE INSURANCE COMPANY AND JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY IN CONNECTION WITH A SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK TRUST.

Date: _______________, 2007

                            PLEASE SIGN IN BOX BELOW:


                 ----------------------------------------------
                     Signatures(s), Title(s), if applicable

     If a contract is held jointly, each contract owner should sign. If only one signs, his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign in his or her own name, indicating that he or she is a "Partner." If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a "Trustee."

  PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL: [X].
                       PLEASE DO NOT USE FINE POINT PENS.

                                   ----------

     These voting instructions, if properly executed, will be voted in the manner directed by the contract holder. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED "FOR" THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

                                                                             FOR   AGAINST   ABSTAIN
                                                                             ---   -------   -------
1. Approval of Agreement and Plan of Reorganization providing for the
combination of the Strategic Opportunities Trust into the Large Cap Trust.   [ ]     [ ]       [ ]

Any other business that may properly come before the Meeting.

     PLEASE MARK YOUR VOTING INSTRUCTIONS FORM, DATE AND SIGN IT ON THE REVERSE SIDE, AND RETURN IT PROMPTLY IN THE ACCOMPANYING ENVELOPE WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                       STATEMENT OF ADDITIONAL INFORMATION

                            DATED: FEBRUARY 23, 2007

     This Statement of Additional Information is available to the shareholders of the Strategic Opportunities Trust, a separate series of John Hancock Trust (the "Trust"), in connection with the proposed reorganization providing for the combination of the Strategic Opportunities Trust into the Large Cap Trust, also separate series of the Trust (the "Reorganization").

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Proxy Statement/Prospectus dated February 23, 2007 for the Special Meeting of Shareholders of the Strategic Opportunities Trust to be held on April 12, 2007. The Proxy Statement/Prospectus, which describes the Reorganization, may be obtained without charge by writing to the Trust at the address above or by calling the following toll free telephone number: (800) 344-1029.

                                TABLE OF CONTENTS

1. Statement of Additional Information of John Hancock Trust dated April 28, 2006 (including Supplements dated June 1, 2006, June 21, 2006, August 8, 2006, August 9, 2006, August 21, 2006, October 2, 2006, November 13, 2006
     and December 14, 2006).

2. Audited Financial Statements of the Trust for the fiscal year ended December 31, 2005, relating to the Strategic Opportunities Trust and Large Cap Trust.

3. Unaudited Financial Statements of the Trust for the six-month period ended June 30, 2006, relating to the Strategic Opportunities Trust and Large Cap Trust.

4. Pro Forma Financial Information for the combination of the Strategic Opportunities Trust into the Large Cap Trust.

                      INFORMATION INCORPORATED BY REFERENCE

     This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission ("SEC") (File No. 2-94157);

1. Statement of Additional Information of John Hancock Trust dated April 28, 2006 (including Supplements dated June 1, 2006, June 21, 2006, August 8, 2006, August 9, 2006, August 21, 2006, October 2, 2006, November 13, 2006 and December 14, 2006).

     The Statement of Additional Information and Supplements thereto are incorporated by reference to the filings thereof with the SEC pursuant to Rule 485(b) or Rule 497 under the Securities Act of 1933 on, respectively, April 26, 2006, June 1, 2006, June 21, 2006, August 8, 2006, August 9, 2006, August 21,
2006, October 2, 2006, November 13, 2006 and December 14, 2006).

2. Audited Financial Statements of the Trust for the fiscal year ended December 31, 2005, relating to the Strategic Opportunities Trust and Large Cap Trust.

     The audited financial statements of the Trust for the fiscal year ended December 31, 2005, including the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to the Trust's Annual Report to Shareholders dated December 31, 2005 filed with the SEC on Form N-CSR on March 10, 2006, insofar as such financial statements and report relate to the Strategic Opportunities Trust and Large Cap Trust.

3. Unaudited Financial Statements of the Trust for the six-month period ended June 30, 2006, relating to the Strategic Opportunities Trust and Large Cap Trust.

     The unaudited financial statements of the Trust for the six-month period ended June 30, 2006 are incorporated by reference to the Trust's Semi-Annual Report to Shareholders dated June 30, 2006 filed with the SEC on Form N-CSR on September 8, 2006, insofar as such financial statements relate to the Strategic Opportunities Trust and Large Cap Trust.

                         PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma information set forth below for the period ended June 30, 2006 is intended to present ratios and supplemental data as if the merger of the Acquired Portfolio into the Acquiring Portfolio (the "Portfolios") had been consummated at December 31, 2005. The unaudited pro forma information set forth below for the year ended December 31, 2005 is intended to present ratios and supplemental data as if the merger of the Acquired Portfolio into the Acquiring Portfolio had been consummated at December 31, 2004.

The Portfolios have the same investment manager, administrator, fund accounting agent, fund recordkeeping services agent, custodian, and distributor. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Portfolios. Such agreements contain the same terms with respect to each Portfolio except for a difference in the investment management fees charged by the Portfolios' investment manager. The Acquired Portfolio paid a management fee rate at an annual rate equal to 0.80% of the Portfolio's average nets assets until December 18, 2006; effective December 18, 2006, the Acquired Portfolio pays a management fee at an annual rate equal to 0.78% of the first $250 million in average net assets, 0.73% of the next $250 million, 0.68% of the next $250 million, and 0.65% of the excess. For this calculation, the average net assets equal the aggregate average net assets of the Acquired Portfolio, the Acquiring Portfolio and John Hancock Funds II Large Cap Fund. Effective April 29, 2005, Strategic Opportunities Portfolio had an increase of 0.10% in management fees offset with a corresponding decrease of 0.10% in distribution fees.

The Acquiring Portfolio pays a management fee at an annual rate equal to 0.78% of the first $250 million in average net assets, 0.73% of the next $250 million, 0.68% of the next $250 million, and 0.65% of the excess. For this calculation, the average net assets equal the aggregate average net assets of the Acquiring Portfolio and John Hancock Funds II Large Cap Fund. Effective December 18, 2006, the average net assets equal the aggregate average net assets of the Acquired Portfolio, the Acquiring Portfolio and John Hancock Funds II Large Cap Fund.

Prior to June 1, 2006 the Acquiring Portfolio paid a management fee at an annual rate of 0.85% of the first $250 million of the Portfolio's average net assets, 0.800% of the next $250 million, and 0.75% of the excess.

On a pro forma basis for the period ended June 30, 2006, the proposed reorganization would result in decrease of $187,981 in the management fees charged with respect to the combined assets of the Portfolios. Similarly, on a pro forma basis for the year ended December 31, 2005, the proposed reorganization would result in a decrease of $174,137 in the management fees charged with respect to the combined assets of the Portfolios. The proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of $74,700 and $79,000 on a pro forma basis for the period ended June 30, 2006 and for the year ended December 31, 2005, respectively. These pro forma adjustments are reflected in the information presented below.

Both the Acquired Portfolio and Acquiring Portfolio will bear the costs of the reorganizations, including costs of solicitation, subject to certain limited exceptions. The estimated cost for the proposal is expected to total $170,000 and will include proxy processing, printing, mailing, legal, and audit fees and expenses.

The majority of the securities held by the Acquired Portfolio are not held by the Acquiring Portfolio. The securities will be evaluated by the portfolio manager of the Acquiring Portfolio and in some cases will be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Portfolio or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the Acquired Portfolio will be the same as the aggregate tax basis the shareholders of the Acquired Portfolio held in their shares of the Acquired Portfolio immediately before the merger. At December 31, 2005, Strategic Opportunities Trust had a total capital loss carryforward of $561,463,741. There may be limitations on this loss to offset future capital gains, if any, in the Acquiring Portfolio upon consummation of the merger.

For The Semi Annual Period Ended June 30, 2006 (unaudited)

                              Strategic                       Large Cap
                            Opportunities     Large Cap    Trust Combined
                                Trust         Trust (1)     ProForma (1)
                            -------------   ------------   --------------
Net Assets, End of Period   $434,829,386    $161,585,257   $596,244,643(2)
Net Expense Ratio:
Series I                            0.85%           0.84%          0.82%
Series II                           1.05%           1.04%          1.02%
Series NAV                          0.80%           0.79%          0.77%

(1) The Advisory fee rates for Large Cap Trust decreased effective June 1, 2006. Expenses shown in the table assume these changes were in effect for the period ended June 30, 2006. Note for Strategic Opportunities Trust, this fee rate decrease will take effect on December 18, 2006 when UBS becomes the portfolio's sub advisor.

(2)  This amount is net of expected expenses of the Reorganization.

For The Year Ended December 31, 2005

                              Strategic                       Large Cap
                            Opportunities     Large Cap    Trust Combined
                              Trust (1)       Trust (2)     ProForma (2)
                            -------------   ------------   --------------
Net Assets, End of Period   $460,228,321    $125,634,089   $585,692,410(3)
Net Expense Ratio:
Series I                            0.87%           0.89%          0.86%
Series II                           1.07%           1.09%          1.06%
Series NAV                          0.82%           0.84%          0.81%

(1) For Strategic Opportunities Trust, effective April 29, 2005, the advisory fee was increased by 0.10% and the respective Rule 12b-1 fees for Series I and Series II shares were decreased by 0.10%. 12b-1 expenses shown in the table assume these changes were in effect for the entire year ended December 31, 2005.

(2) The Advisory fee rates for Large Cap Trust decreased effective June 1, 2006. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005. Note for Strategic Opportunities Trust, this fee rate decrease will take effect on December 18, 2006 when UBS becomes the portfolio's sub advisor.

(3)  This amount is net of expected expenses of the Reorganization.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including, but not limited to, accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

1(a)       Registrant's Agreement and Declaration of Trust, dated September 29,
           1988 is incorporated by reference to Exhibit (1)(a) to Post-Effective
           Amendment No. 31 filed April 25, 1996.

1(b)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond
           Trust," dated May 1, 1989 is incorporated by reference to Exhibit
           (1)(b) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(c)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Conservative, Moderate and Aggressive Asset
           Allocation Trusts, dated May 1, 1989 is incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 31 filed April 25,
           1996.

1(d)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Growth & Income Trust, dated February 1, 1991 is incorporated by reference to Exhibit (1)(d) to Post-Effective
           Amendment No. 31 filed April 25, 1996.

1(e)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust," dated April
           16, 1991 is incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(f)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities
           Trust," dated June 14, 1991 is incorporated by reference to

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

           Exhibit (1)(f) to Post-Effective Amendment No. 31 filed April 25,
           1996.

1(g)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Pasadena Growth Trust, Growth Trust and
           Strategic Income Trust, dated August 7, 1992 is incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 31 filed
           April 25, 1996.

1(h)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the
           Series of Shares known as the "Growth Trust" to the "Value Equity
           Trust" dated April 4, 1993 is incorporated by reference to Exhibit
           (1)(h) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(i)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- International Growth and Income Trust, dated
           December 28, 1994 is incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 31 filed on April 25, 1996.

1(j)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Small/ Mid Cap Trust, dated February 1, 1996 is incorporated by reference to Exhibit (1)(j) to Post-Effective
           Amendment No. 34 filed October 4, 1996.

1(k)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- International Small Cap Trust, dated February
           1, 1996 is incorporated by reference to Exhibit (1)(k) to Post-Effective Amendment No. 34 filed October 4, 1996.

1(l)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Growth Trust, dated July 9, 1996 is incorporated by reference to Exhibit (1)(l) to Post-Effective
           Amendment No. 34 filed October 4, 1996.

1(m)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Value Trust, High Yield Trust, International
           Stock Trust, Science &Technology Trust, Balanced Trust, Worldwide
           Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust,
           Pacific Rim Emerging Markets Trust, Real Estate Securities Trust,
           Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust,
           Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust,
           Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust, Lifestyle
           Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" and the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" is incorporated by reference to Exhibit (1)(m) to Post-Effective Amendment No. 35 filed December 18, 1996.

1(n)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Small Company Value Trust, dated September 30,
           1997 is incorporated by reference to Exhibit (1)(m) to Post-Effective
           Amendment No. 39 filed March 2, 1998.

1(o) Amendment to the Agreement and Declaration of Trust (name change) is incorporated by reference to Exhibit (1)(n) to Post-Effective
           Amendment No. 39 filed March 2, 1998.

1(p) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap
           Value, Total Return, International Value and Mid Cap Stock -- previously filed as Exhibit (a)(15) to Post-Effective Amendment No.
           41 filed on March 1, 1999.

1(q)       Form of Establishment and Designation of Additional Shares of
           Beneficial Interest for the Dynamic Growth, Internet Technologies,
           Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total
           Stock Market Index and International Index Trusts -- previously filed as Exhibit (a)(17) to Post-Effective Amendment No. 42 filed on March
           1, 2000.

1(r)       Form of Establishment and Designation of Additional Series of
           Beneficial Interest for the

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

           Capital Appreciation Trust -- previously filed as Exhibit (a)(18) to
           Post-Effective Amendment No. 43 filed on August 17, 2000.

1(s) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 -- previously filed as Exhibit (a)(19) to Post-Effective
           Amendment No. 45 filed on February 9, 2001.

1(t) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 -- previously filed as Exhibit (a)(20) to Post-Effective
           Amendment No. 47 filed May 1, 2001.

1(u)       Form of Establishment and Designation of Classes of Shares
           --previously filed as Exhibit a(20) to Post-Effective Amendment No.
           47 filed on May 1, 2001.

1(v) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American
           International Trust, American Growth-Income Trust and American Blue
           Chip Income and Growth Trust -- previously filed as Exhibit (a)(25) to Post-Effective Amendment No. 58 filed on May 9, 2003.

1(w)       Form of Establishment and Designation of Additional Classes of Shares
           -- previously filed as Exhibit a(22) to Post-Effective Amendment No.
           56 filed on February 14, 2003.

1(x) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 -- previously filed as Exhibit (a)(23) to
           Post-Effective Amendment No. 57 filed on April 22, 2003.

1(y) Form of Redesignation of Name for Certain Portfolios - previously filed as Exhibit (a)(24) to Post-Effective Amendment No. 57 filed on
           April 22, 2003.

1(z) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for Great Companies--America Trust -- previously filed as Exhibit (a)(25) to Post-Effective Amendment No.
           59 filed on May 14, 2003.

1(a)(a) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as Exhibit (a)(26) to Post- Effective Amendment No. 60 filed on February 13, 2004.

1(b)(b) Form of Redesignation of Name for Lifestyle Trusts - Previously filed as Exhibit (a)(27) to post effective amendment No. 60 filed on February 13, 2004.

1(c)(c)    Form of Establishment and Designation of Additional Information
           Series of Shares - Previously filed as Exhibit (a)(28) to Post
           Effective Amendment No. 62 filed on November 4, 2004.

1(d)(d)    Form of Establishment and Designation of Additional Class of Shares -
           NAV shares Previously filed as Exhibit (a)(29) to Post Effective
           Amendment No. 62 filed on November 4, 2004.

1(e)(e)    Form of Establishment and Designation of Additional Class of Shares
           Series IIIA Shares - Previously filed as Exhibit (a)(29)(a) to Post
           Effective Amendment No. 62 filed on November 4, 2004.

1(f)(f)    Form of Redesignation of Name of Trust - Previously filed as Exhibit
           (a)(30) to Post Effective Amendment No. 62 filed on November 4, 2004.

1(g)(g)    Form of Establishment and Designation of Additional Series of Shares
           -- Previously filed as Exhibit (a)(31) to Post- Effective Amendment
           No. 63 filed on February 11, 2005.

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

1(h)(h)    Form of Establishment and Designation of Additional Series of Shares
           (American Bond Trust) - Previously filed as Exhibit (a)(32) to Post-
           Effective Amendment No. 66 filed on May 5, 2005.

1(i)(i)    Form of Establishment and Designation of Additional Series of Shares
           - Previously filed as Exhibit (a)(33) to Post- Effective Amendment
           No. 67 filed on May 5, 2005.

1(j)(j)    Form of Establishment and Designation of Additional Series of Shares
           - Previously filed as Exhibit (a)(34) to Post- Effective Amendment
           No. 68 filed on November 17, 2005.

1(k)(k)    Form of Establishment and Designation of Additional Series of Shares-
           Previously filed as exhibit (a)(35) to post effective amendment no.
           69 filed on February 10, 2006.

1(l)(l)    Form of Redesignation of Names of Portfolios (Lifestyle Trusts,
           Growth & Income Trust and Growth & Income Trust II) - Previously filed as exhibit (a)(36) to post effective amendment no. 69 filed on February 10, 2006.

1(m)(m) Declaration of Trust Amendment - Designation of Class as a separate series - Previously filed as exhibit (a)(37) to post effective amendment no. 69 filed on February 10, 2006.

1(n)(n) Declaration of Trust Amendment - Reorganization - Previously filed as exhibit (a)(38) to post effective amendment no. 69 filed on February
           10, 2006.

1(o)(o)    Form of Establishment and Designation of Additional Series of Shares-
           Previously filed as exhibit (a)(39) to post effective amendment no.
           71 filed on August 16, 2006.

2 Registrant's By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 38 filed September 17, 1997.

3          Not Applicable.

4          Form of Agreement and Plan of Reorganization (filed herewith as
           Exhibit A to the Proxy Statement/Prospectus).

5          Included in Exhibits 1 and 2 hereto.

6(a)       Amended and Restated Advisory Agreement between Manufacturers
           Investment Trust and Manufacturers Securities Services, LLC -- previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 41 filed March 1, 1999.

6(a)(1)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC -- previously filed as Exhibit (a)(17) to Post Effective
           Amendment No. 42 filed on March 1, 2000.

6(a)(2)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the Capital Appreciation Trust - previously filed as Exhibit (d)(1)(b) to Post Effective Amendment No. 43 filed on August
           17, 2000.

6(a)(3)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added April 30, 2001 -- previously filed as Exhibit (d) (1) (C) to Post Effective Amendment
           No. 45 filed on February 9, 2001.

6(a)(4)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

           new portfolios to be added July 16, 2001 -- previously filed as Exhibit (d)(1) (C) to Post-Effective Amendment No. 47 filed on May 1,
           2001.

6(a)(5)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added May 1, 2003 -- previously filed as Exhibit (d)(1) (D) to Post-Effective Amendment
           No. 57 filed on April 22, 2003.

6(a)(6) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as Exhibit
           (d)(1)(E) to Post- Effective Amendment No. 60 filed on February 13,
           2004.

6(a)(7) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. -Previously filed as Exhibit (d)(1)(E) to Post- Effective Amendment No. 67 filed on
           July 14, 2005.

6(a)(8) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as Exhibit (d (1)(G)) to Post- Effective Amendment No. 68 filed on November 17, 2005.

6(a)(9) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding changes to the calculation of the advisory fee - Previously filed as exhibit (d)(1)(F) to post effective amendment no. 69 filed on February 10, 2006.

6(a)(10) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as exhibit (d)(1)(G) to post effective amendment no. 70 filed on April 26, 2006.

6(a)(11) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio- Previously filed as exhibit (d)(1)(H) to post effective amendment no. 71 filed on August 16, 2006.

6(b)       Subadvisory Agreement between the Adviser and Fidelity Management
           Trust Company -- previously filed as exhibit (d)(14) to post-effective amendment no. 41 filed on March 1, 1999

6(c)       Form of Subadvisory Agreement between the Adviser and (a) Cohen and
           Steers, (b) Dreyfus, (c) MFS, (d) Davis Select, (e) INVESCO, (f) Lord
           Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management (2 agreements) -- previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

6(d)       Form of Subadvisory Agreement between the Adviser and UBS Global
           Asset Management (Americas) Inc. dated April 30, 2003- Filed herewith.

6(d)(1)    Amendment to Subadvisory Agreement between the Adviser and UBS Global
           Asset Management (Americas) Inc. dated April 29, 2005- Filed herewith.

6(d)(2)    Amendment to Subadvisory Agreement between the Adviser and UBS Global
           Asset Management (Americas) Inc. dated October 17, 2005- Filed herewith.

6(d)(3)    Amendment to Subadvisory Agreement between the Adviser and UBS Global
           Asset Management (Americas) Inc. dated June 30, 2006- Filed herewith.

6(d)(4)    Amendment to Subadvisory Agreement between the Adviser and UBS Global
           Asset Management (Americas) Inc. dated December 18, 2006- Filed herewith.

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

6(e) Form of amendment to subadvisory agreement for the following subadvisers: (a) AIM, (b) American Century, (c) Davis, (d)
           Declaration, (e) DeAM Lifestyle, (f) DeAM non-Lifestyle, (g)
           Franklin, (h) GMO, (i) Independence, (ii) John Hancock, (j) Jennison,
           (k) Legg Mason, (l) Lord Abbet, (m) Fund Asset Management, (n) MFC
           Global, (o) Marsico, (p) MFS, (q) Morgan Stanley, (u) Munder, (r)
           Sustainable Growth, (s) T. Rowe, (t) Templeton, (w) Templeton Global,
           (x) UBS, (y) Wellington, (z) Wells Capital. - Previously filed as exhibit (d)(33) to post effective amendment no. 69 filed on February
           10, 2006.

6(e)(1)    Form of Sub-Subadvisory Agreement between FMR Co., Inc. and Fidelity
           Management & Research Company dated May 1, 2000--Filed herewith.

7(a) Form of Distribution Agreement between Manufacturers Investment Trust and Manulife Financial Services LLC -- previously filed as Exhibit
           (e) to Post-Effective Amendment No. 60 filed on February 13, 2004.

7(b)       Form of Amendment to Distribution Agreement dated September 28, 2004
           - Previously filed as Exhibit (e)(1) to Post-Effective Amendment No.
           62 filed on November 4, 2004.

8          Not Applicable

9          Custodian Agreement Between the Trust and State Street Bank and Trust
           Company, dated March 24, 1988 is incorporated by reference to Exhibit
           (g) to Post-Effective Amendment No. 63 filed February 11, 2005.

10(a) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred as Series I and Series II 12b-1 Plans) - previously filed as
           Exhibit (m) to Post-Effective Amendment No. 49 filed on July 19,
           2002.

10(a)(1)   Rule 12b-1 Plan for Series III - previously filed as Exhibit (n) to
           Post-Effective Amendment No. 57 filed on April 22, 2003.

10(a)(2)   Amended and Restated Rule 12b-1 Plans for Series I, Series II and
           Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trusts only) -
           Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 62 filed on November 4, 2004.

10(b)      Rule 18f-3 Plan -- previously filed as Exhibit (n) to Post-Effective
           Amendment No. 48 filed on March 1, 2002.

10(b)(1)   Amended and Restated Rule 18f-3 Plan - Previously filed as Exhibit
           (n)(2) to Post-Effective Amendment No. 57 filed on April 22, 2003.

10(b)(2)   Amended and Restated Rule 18f-3 Plan - Previously filed as Exhibit
           (n)(2) to Post-Effective Amendment No. 62 filed on November 4, 2004.

11 Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters - Filed herewith.

12         Form of Opinion of Dykema Gossett PLLC on tax matters**

13         Not Applicable.

14(a)      Consent of PricewaterhouseCoopers LLP -- Filed herewith.

14(b)      Consent of Dykema Gossett PLLC**

14(c)      Consent of Betsy Anne Seel - Included in Exhibit 11.

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

15         Not Applicable

16(a)      Powers of Attorney for all Trustees - Filed herewith.

17(a)      Statement of Additional Information of John Hancock Trust dated April
           28, 2006 (including Supplements thereto dated June 1, 2006, June 21,
           2006, August 8, 2006, August 9, 2006 and August 21, 2006), as filed pursuant to Rule 485(b) and Rule 497 on, respectively April 26, 2006,
           June 1, 2006, June 21, 2006, August 8, 2006, August 9, 2006,, August
           21, 2006, October 2, 2006, November 13, 2006 and December 14, 2006

17(b)      Annual Report of John Hancock Trust for the fiscal year ended
           December 31, 2005 -- previously filed on Form N-CSR on March 10,
           2006.

17(c) Semi-Annual Report of John Hancock Trust for the six-month period ended June 30, 2006 - previously filed on Form N-CSRS on September
           11, 2006.

** To be filed by amendment.


ITEM 17. UNDERTAKINGS

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (c) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include an opinion of counsel regarding the tax consequences of the proposed reorganization.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 12th day of January 2007.

                                        JOHN HANCOCK TRUST
                                        (Registrant)


                                        By: /s/ Keith F. Hartstein
                                            ------------------------------------
                                            Keith F. Hartstein, President

Attest:


/s/ Betsy Anne Seel
-------------------------------------
Betsy Anne Seel, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.



                *                       Trustee                              **
-------------------------------------                               --------------------
Charles L. Bardelis                                                        (Date)


                *                       Trustee                              **
-------------------------------------                               --------------------
James R. Boyle                                                             (Date)


                *                       Trustee                              **
-------------------------------------                               --------------------
Peter S. Burgess                                                           (Date)


                *                       Trustee                              **
-------------------------------------                               --------------------
Elizabeth G. Cook                                                          (Date)


                *                       Trustee                              **
-------------------------------------                               --------------------
Hassell H. McClellan                                                       (Date)


                *                       Trustee and Chairman                 **
-------------------------------------                               --------------------
James M. Oates                                                             (Date)


                *                       Trustee                              **
-------------------------------------                               --------------------
F. David Rolwing                                                           (Date)


/s/ Keith F. Hartstein                  President                            **
-------------------------------------   (Chief Executive Officer)   --------------------
Keith F. Hartstein                                                         (Date)


/s/ John Vrysen                         Chief Financial Officer              **
-------------------------------------                               --------------------
John Vrysen                                                                (Date)


* By: /s/ Betsy Anne Seel
      -------------------------------
      Betsy Anne Seel
      Attorney-in-Fact Pursuant to
      Powers of Attorney
      Filed herewith.

**January 12, 2007

                               JOHN HANCOCK TRUST

                                INDEX TO EXHIBITS

EXHIBIT
 NUMBER   DESCRIPTION OF EXHIBIT
-------   ----------------------
4         Form of Agreement and Plan of Reorganization (filed herewith as
          Exhibit A to the Proxy Statement/Prospectus).

6(d)      Form of Subadvisory Agreement between the Adviser and UBS Global Asset
          Management (Americas) Inc. dated April 30, 2003

6(d)(1)   Amendment to Subadvisory Agreement between the Adviser and UBS Global
          Asset Management (Americas) Inc. dated April 29, 2005

6(d)(2)   Amendment to Subadvisory Agreement between the Adviser and UBS Global
          Asset Management (Americas) Inc. dated October 17, 2005

6(d)(3)   Amendment to Subadvisory Agreement between the Adviser and UBS Global
          Asset Management (Americas) Inc. dated June 30, 2006

6(d)(4)   Amendment to Subadvisory Agreement between the Adviser and UBS Global
          Asset Management (Americas) Inc. dated December 18, 2006

6(e)(1)   Form of Sub-Subadvisory Agreement between FMR Co., Inc. and Fidelity
          Management & Research Company dated May 1, 2000

11 Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters.

14(a)     Consent of PricewaterhouseCoopers LLP

16(a)     Power of Attorney for all Trustees